AMERICAN EXPRESS
MONEY MARKET ACCOUNTS

OFFERED BY
THE RESERVE FUNDS

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND
INTERSTATE TAX-EXEMPT FUND
CALIFONIA II TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND

American Express Money Market Account is a cash management service offered by The Reserve Funds through American Enterprise Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

American Enterprise Investment Services Inc.
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION

ANNUAL REPORT
May 31, 2000

[AMERICAN EXPRESS LOGO]


70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
www.americanexpress.com

-COPYRIGHT- 1998 American Express Financial Corporation
All rights reserved.

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

DISTRIBUTOR - RESRV PARTNERS, INC.
AMEX/ANNUAL 07/00          8023 VERSION C 6/00

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and the Board of Trustees of The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of net assets, of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of The Reserve Funds--Primary, U.S. Government and U.S. Treasury Funds (three of the four series constituting The Reserve Fund), Reserve New York Tax-Exempt Trust--New York Tax-Exempt Fund and the Reserve Tax-Exempt Trust--California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds (the "Trust") at May 31, 2000, and the results of their operations for the period then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
July 15, 2000

                         THE RESERVE FUND--PRIMARY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 PRINCIPAL                                                                     VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--76.0%                 (NOTE 1)
 ---------    ----------------------------------------------                 --------
              DOMESTIC--17.2%
$200,000,000  Harris Trust & Savings Bank, 6.59%, 7/3/00..............  $       200,000,000
 200,000,000  Southtrust Bank NA, 6.58%, 7/10/00......................          200,000,000
 150,000,000  U.S. Bank, N.A. 6.27%, 6/5/00...........................          150,000,000
 200,000,000  Wilmington Trust Co., 6.20%--6.59%, 6/27/00--7/19/00....          200,000,000
                                                                        -------------------
                                                                                750,000,000
                                                                        -------------------
              YANKEES--58.8%
 200,000,000  Banque Nationale de Paris, 6.15%--6.31%,
              6/6/00--6/19/00.........................................          200,000,000
 200,000,000  Bayerische Hypo-und Vereinsbank, AG, 6.15%, 6/19/00.....          200,000,000
 150,000,000  Canadian Imperial Bank of Commerce, 6.65%--6.74%,
              8/17/00--2/12/01........................................          149,966,724
 180,000,000  Commerzbank, AG, 6.15%, 6/15/00.........................          180,000,000
  80,000,000  Den Danske Bank, 6.46%, 6/14/00.........................           80,000,000
 200,000,000  Deutsche Bank, AG, 6.75%, 8/23/00.......................          200,000,000
 200,000,000  Dexia Bank, 6.75%, 8/24/00..............................          200,000,000
 200,000,000  Dresdner Bank, 6.20%, 6/26/00...........................          200,000,000
 200,000,000  National Westminster Bank, PLC, 6.30%--6.56%,
              6/5/00--11/22/00........................................          199,950,938
 150,000,000  Rabo Bank Nederland NV, 6.52%, 1/24/01..................          149,962,970
 200,000,000  Societe Generale, 6.25%, 7/17/00........................          200,000,000
 200,000,000  Svenska Handelsbaken, 6.44%, 6/12/00....................          200,000,000
 200,000,000  Toronto Dominion Bank, 6.14%, 6/15/00...................          200,000,000
 200,000,000  Westdeutsche Landesbank Girozentrale, 6.75%, 3/23/01....          199,923,341
                                                                        -------------------
                                                                              2,559,803,973
                                                                        -------------------
              Total Negotiable Bank Certificates of Deposit (Cost
              $3,309,803,973).........................................        3,309,803,973
                                                                        -------------------
              EURO TIME DEPOSITS--6.9%
 150,000,000  Chase Manhattan Bank, 6.81%, 6/1/00.....................          150,000,000
 150,000,000  Bank One, 6.81%, 6/1/00.................................          150,000,000
                                                                        -------------------
              Total Euro Time Deposits (Cost $300,000,000)............          300,000,000
                                                                        -------------------
              REPURCHASE AGREEMENTS--20.9%
 563,000,000  Bear, Stearns & Co. Inc., 6.55%, 6/1/00 (collateralized by FNMA 0% due 12/20/27 valued at $3,235,452, FGRA 0%
              due 10/15/27 valued $4,198,121, FGRM 6.00% to 8.00% due
              7/15/09 to 10/15/27 valued at $24,888,611, FGSI 0% due
              1/1/24 to 4/1/30 valued at $372,508,029, FNST 0% due
              6/1/23 to 5/1/29 valued at $114,445,125, FNRA 0% due
              2/25/24 valued at $1,099,919, FNRM 0% due 9/25/28 valued
              at $2,908,844, FRRM 0% due 3/25/22 valued at
              $29,137,756, GNMA 6.0% to 7.0% due 1/20/24 to 7/15/29
              valued at $30,633,461)
                                                                                563,000,000
 350,000,000  Donaldson, Luftkin and Jenrette Securities Corp., 6.56%,
              6/1/00 (collateralized by FGPC 5.50% to 7.0% due 1/10/24
              to 11/18/27 valued at $226,890,812, FNMS 6.00% to 6.50%
              due 9/1/28 to 7/1/29 valued at $133,609,815)
                                                                                350,000,000
                                                                        -------------------
              Total Repurchase Agreements (Cost $913,000,000).........          913,000,000
                                                                        -------------------

               TOTAL INVESTMENTS (COST $4,522,803,973).............     103.8%  4,522,803,973
               LIABILITIES, LESS OTHER ASSETS......................      (3.8)   (166,863,596)
                                                                     --------  --------------
               NET ASSETS..........................................     100.0% $4,355,940,377
                                                                     ========  ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
               ON 4,355,940,377 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................           $1.00
                                                                               ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 PRINCIPAL                                                                    VALUE
   AMOUNT     REPURCHASE AGREEMENTS--99.9%                                  (NOTE 1)
 ---------    ----------------------------                                  --------
$367,000,000  Bear, Stearns & Co. Inc., 6.53%, 6/1/00 (collateralized by GNMA,6.00% to 9.05% due from 6/15/09 to 4/15/37
              valued at $389,888,122).................................  $     367,000,000
 300,000,000  DLJ Securities Corporation, 6.55%, 6/1/00
              (collateralized by GNMA, 5.50% to 10.50%due from 7/15/01
              to 5/20/30 valued at $309,002,244)......................        300,000,000
                                                                        -----------------

               TOTAL REPURCHASE AGREEMENTS (COST $667,000,000).....      99.9%  667,000,000
               OTHER ASSETS, LESS LIABILITIES......................       0.1       698,041
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $667,698,041
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
               BASED ON 667,698,041 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 PRINCIPAL                                                               VALUE
  AMOUNT     U.S. TREASURY BILLS--99.3%                                (NOTE 1)
 ---------   --------------------------                                --------
$20,000,000  5.39%, 6/1/00.......................................  $      20,000,000
 41,000,000  5.55%--5.60%, 6/8/00................................         40,955,696
 30,000,000  5.50%, 6/15/00......................................         29,935,833
 41,000,000  5.50%--5.53%, 6/22/00...............................         40,868,473
 21,000,000  5.56%, 6/29/00......................................         20,909,187
 35,500,000  5.56--5.63%, 7/6/00.................................         35,306,795
 25,000,000  5.25%--5.62%, 7/13/00...............................         24,836,865
 42,000,000  5.48%--5.99%, 8/17/00...............................         41,480,496
 30,000,000  5.60%--5.85%, 8/24/00...............................         29,594,525
 21,000,000  5.76%--5.88%, 9/7/00................................         20,670,393
 38,000,000  5.95%--6.13%, 11/2/00...............................         37,028,217
 54,500,000  6.09%--6.12%, 11/9/00...............................         53,014,127
                                                                   -----------------

               TOTAL U.S. TREASURY BILLS (COST $394,600,607).......      99.3%  394,600,607
               OTHER ASSETS, LESS LIABILITIES......................       0.7     2,601,929
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $397,202,536
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
               BASED ON 397,202,536 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

                                   GLOSSARY
FGPC        --     FHLMC Gold Mortgage-Backed Pass-Through Participation
                   Certificates
FGRA        --     Federal Home Loan Mortgage Corp. ("FHLMC") Gold Adjustable
                   Rate REMIC
FGRM        --     FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
                   Certificates
FGSI        --     Freddie MAC Gold Strip Interest Portion
FHLMC       --     Federal Home Loan Mortgage Corporation
FNMA        --     Federal National Mortgage Association
FNMS        --     FNMA Mortgage-Backed Pass-Through Securities
FNRA        --     FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through
                   Securities
FNRM        --     Federal National Mortgage Association ("FNMA") REMIC
                   Mortgage-Backed Pass-Through Securities
FNST        --     FNMA Strip
FRRM        --     Government National Mortgage Association ("GNMA") REMIC
                   issued by FHLMC Fixed Rate
GNMA        --     Government National Mortgage Association
REMIC       --     Real Estate Mortgage Investment Conduit

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--104.3%                                (NOTE 1)
 ---------   ------------------------------                                --------
             ALASKA--1.1%
$3,000,000   North Slope Boro, Series A, 5.55%, 6/30/00 (b)..........  $       3,003,610
                                                                       -----------------
             ARIZONA--2.3%
 1,000,000   Apache County IDA for Tucson Electric Power Company,
             4.10%, 12/1/20 (a)......................................          1,000,000
   540,000   Avondale IDA for National Health Investors, 4.35%,
             12/1/14 (a).............................................            540,000
 1,000,000   Maricopa County PCR for Arizona Public Service, 4.35%,
             5/1/29 (a)..............................................          1,000,000
 3,700,000   Pinal County PCR for Magma Copper, 4.35%, 12/1/09 (a)...          3,700,000
                                                                       -----------------
                                                                               6,240,000
                                                                       -----------------
             CALIFORNIA--2.1%
   100,000   California HFAR for Adventist Health Systems, 4.05%,
             8/1/21 (a)..............................................            100,000
   630,000   California HFA, 3.50%, 7/15/13 (a)......................            630,000
   600,000   California School Financing Corp. for Capital
             Improvement Fing., 3.80%, 7/1/22 (a)....................            600,000
 1,000,000   Hayward MFH for Shorewood, 3.90%, 8/1/14 (a)............          1,000,000
 2,400,000   Los Angeles County Transport Community STRB, 3.85%,
             7/1/05 (a)..............................................          2,400,000
   900,000   San Francisco City & County Redev. Agency, 3.40%,
             12/1/17 (a).............................................            900,000
                                                                       -----------------
                                                                               5,630,000
                                                                       -----------------
             COLORADO--2.6%
 2,800,000   Arapahoe School District #5 for Cherry Creek TAN, 4.25%,
             6/30/00.................................................          2,801,146
 2,230,000   Arvada URAB for Arvada City, 5.00%, 9/1/00 (b)..........          2,235,707
   900,000   Broomfield IDA for Buckeye Investments Project, 4.45%,
             12/1/09 (a).............................................            900,000
   850,000   Denver Airport, Series B, 4.30%, 12/1/20 (a)............            850,000
   400,000   Smith Creek Metro District, 4.40%, 10/1/35 (a)..........            400,000
                                                                       -----------------
                                                                               7,186,853
                                                                       -----------------
             CONNECTICUT--1.4%
   400,000   Connecticut Special Tax Transportation Infrastructure
             Second Lien Revenue Bonds, 4.10%, 12/1/10 (a)...........            400,000
   500,000   Connecticut HEFA for Gaylord Hospital, Series A, 3.95%,
             7/1/20 (a)..............................................            500,000
 1,895,000   Connecticut HEFA for Charlotte Hungerford, Series C,
             4.10%, 7/1/13 (a).......................................          1,895,000
 1,100,000   Hartford Redev. Agency MFH for Underwood Towers Project,
             4.05%, 6/1/20 (a).......................................          1,100,000
                                                                       -----------------
                                                                               3,895,000
                                                                       -----------------
             DISTRICT OF COLUMBIA--1.5%
 2,000,000   Washington, D.C. General Fund Recovery, Series B-3,
             4.50%, 6/1/03 (a).......................................          2,000,000
 2,200,000   Washington, D.C. HFA for MFH Chastleton, 3.50%, 7/1/27
             (a).....................................................          2,200,000
                                                                       -----------------
                                                                               4,200,000
                                                                       -----------------
             FLORIDA--8.5%
   500,000   Dade County HFAR for Miami Children's Hospital, 4.15%,
             9/1/25 (a)..............................................            500,000
 1,400,000   Dade County IDA for Dolphin Stadium Project, Series C,
             4.10%, 1/1/16 (a).......................................          1,400,000
   100,000   Florida Gulf Coast for University of Florida, COP,
             4.45%, 8/1/27 (a).......................................            100,000
   700,000   Florida HFA for Multifamily Lake, 4.40%, 6/1/07 (a).....            700,000
    10,000   Gulf Breeze, Series 85 A Revenue Bonds, 4.30%, 12/1/15
             (a).....................................................             10,000
   400,000   Martin County PCR for Florida Power & Light, 4.30%,
             9/1/24 (a)..............................................            400,000
 2,100,000   Martin County PCR for Florida Power & Light, 4.40%,
             7/15/22 (a).............................................          2,100,000
 1,700,000   Miami Dade County School Board COP, 4.25%, 8/1/00 (b)...          1,700,820
 1,000,000   Orange HFAR for Adventist Health Systems, 4.40%,
             11/15/14 (a)............................................          1,000,000
 1,000,000   Pinellas Recovery, Series A, 6.60%, 10/1/00 (b).........          1,008,040
10,000,000   Pinellas School District TAN, 4.25%, 6/30/00............         10,004,630
 1,500,000   Port St. Lucie PCR for Florida Power & Light, 4.30%,
             1/1/26 (a)..............................................          1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------    ----------------------------------                            --------
$1,580,000   Putnam Country PCR for Florida Power & Light, 4.30%,
             9/1/24 (a)..............................................  $       1,580,000
   700,000   Sarasota County HFAR for Health Care--Bay Village,
             4.45%, 12/1/23 (a)......................................            700,000
   200,000   Sunshine State Governmental Fin. Commission, 4.30%,
             7/1/16 (a)..............................................            200,000
   400,000   University of N. Florida for Capital Improvement
             Project, 4.40%, 11/1/24 (a).............................            400,000
                                                                       -----------------
                                                                              23,303,490
                                                                       -----------------
             GEORGIA--5.5%
 4,300,000   Fulton County EFA for Bridgeway Foundation, 5.75%,
             6/1/15 (a)..............................................          4,300,000
 1,036,706   Georgia Muni. Assoc. Pool Bd. COP, 4.35%, 12/15/20
             (a).....................................................          1,036,706
 3,200,000   Hapeville IDA for Tender Hapeville Hotel, 4.45%, 11/1/05
             (a).....................................................          3,200,000
 3,250,000   Macon-Bibb County IDA for I75 Business Park & Airport,
             4.40%, 7/1/20 (a).......................................          3,250,000
 3,050,000   Municipal Electric Authority of Georgia, 4.25%, 8/11/00
             (b).....................................................          3,050,000
                                                                       -----------------
                                                                              14,836,706
                                                                       -----------------
             ILLINOIS--3.8%
 2,000,000   Chicago O'Hare Int'l Airport, 4.35%, 12/1/17 (a)........          2,000,000
 2,500,000   Illinois DFA for Shakespeare Project, 4.33%, 1/1/19
             (a).....................................................          2,500,000
   400,000   Illinois HFAR, 4.30%, 3/1/21 (a)........................            400,000
 1,700,000   Illinois HFAR for Carlyle Foundation, Series B, 4.15%,
             7/1/28 (a)..............................................          1,700,000
   400,000   Illinois HFAR for Swedish Convenant Hospital, 3.90%,
             8/15/27 (a).............................................            400,000
 1,000,000   Illinois PCR for Commonwealth Edison, Series C, 4.10%,
             3/1/09 (a)..............................................          1,000,000
   500,000   McCook Illinois for St. Andrew Society-B, 4.45%, 12/1/21
             (a).....................................................            500,000
   200,000   Naperville Illinois for Heritage YMCA Group, 4.25%,
             12/1/29 (a).............................................            200,000
 1,525,000   Streamwood IDA for Olde Church Centre Project, 4.65%,
             12/1/14 (a).............................................          1,525,000
                                                                       -----------------
                                                                              10,225,000
                                                                       -----------------
             IOWA--0.8%
 1,000,000   Des Moines HFAR for Iowa Methodist Medical Center
             Project, 4.15%, 8/1/15 (a)..............................          1,000,000
 1,365,000   Polk County Hospital Equipment Revenue, 4.30%, 12/1/02
             (a).....................................................          1,365,000
                                                                       -----------------
                                                                               2,365,000
                                                                       -----------------
             INDIANA--2.4%
 5,000,000   Indiana Bond Bank GO BAN, Series A-2, 4.75%, 1/18/01....          5,018,244
 1,500,000   Indiana TFA, Series A, 5.00%, 6/1/01 (b)................          1,503,150
                                                                       -----------------
                                                                               6,521,394
                                                                       -----------------
             KENTUCKY--2.9%
 5,645,000   Kentucky Asset/Liability, 4.15%, 7/12/00 (b)............          5,645,000
 2,235,000   Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, 4.35%, 4/1/15 (a) .......          2,235,000
                                                                       -----------------
                                                                               7,880,000
                                                                       -----------------
             LOUISIANA--3.5%
 1,500,000   Calcasieu Parish PCR, 4.20%, 8/1/04 (a).................          1,500,000
 1,075,000   Louisiana PFA for College & University Equipment, 4.30%,
             9/1/10 (a)..............................................          1,075,000
 7,000,000   Louisiana PFA, 4.00%, 6/19/20 (a).......................          7,000,000
                                                                       -----------------
                                                                               9,575,000
                                                                       -----------------
             MAINE--1.2%
 1,755,000   Maine HEFA, Series A, 4.15%, 7/1/22 (a).................          1,755,000
 1,600,000   Maine HEFA, Series B, 4.20%, 12/1/25 (a)................          1,600,000
                                                                       -----------------
                                                                               3,355,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------    ----------------------------------                            --------
             MARYLAND--0.9%
$  600,000   Baltimore IDA for Baltimore Cap Acquisition, 4.10%,
             8/1/16 (a)..............................................  $         600,000
   900,000   Maryland Health & Higher Education Authority for
             Hospital Closure Issue, Series A, 4.35%, 11/1/49 (a)....            900,000
 1,000,000   Maryland Health & Higher Education Authority for Pooled
             Loan Program, Series A, 4.00%, 4/1/35 (a)...............          1,000,000
                                                                       -----------------
                                                                               2,500,000
                                                                       -----------------
             MASSACHUSETTS--3.0%
 1,000,000   Boston WSR Series A, 4.15%, 11/1/24 (a).................          1,000,000
 1,500,000   Massachusetts Bay Transit Authority, Series B, 7.875%,
             3/1/21 (b)..............................................          1,568,536
   500,000   Massachusetts GO Series 97B, 5.00%, 1/1/01 (b)..........            502,041
   800,000   Massachusetts GO Series A, 4.25%, 9/1/16 (a)............            800,000
   300,000   Massachusetts GO Series B, 4.30%, 8/1/15 (a)............            300,000
   100,000   Massachusetts HEFA for Brigham & Women's Hospital,
             4.00%, 7/1/17 (a).......................................            100,000
    35,000   Massachusetts HEFA for Becker College, 5.10%,
             7/1/09 (a)..............................................             35,000
   500,000   Massachusetts HEFA for Capital Asset Program, 5.00%,
             1/1/01 (b)..............................................            500,000
 1,200,000   Massachusetts HEFA for Capital Asset Program, Series D,
             4.45%, 1/1/35 (a).......................................          1,200,000
   100,000   Massachusetts HEFA for Capital Asset Program,
             Series G-1, 3.75%, 1/1/19 (a)...........................            100,000
   200,000   Massachusetts HEFA for Hallmark Health System,
             Series B, 4.35%, 7/1/27 (a).............................            200,000
   200,000   Massachusetts HFA for Multi-Family Housing Project,
             4.00%, 1/15/10 (a)......................................            200,000
   465,000   Massachusetts IDR for Lower Mills, 4.35%, 12/1/20 (a)...            465,000
   140,000   Massachusetts IFA for Quemco, Series B, 4.15%, 9/1/01
             (a).....................................................            140,000
   600,000   Massachusetts Water Resource Authority, Series A, 4.00%,
             4/1/28 (a)..............................................            600,000
   400,000   Massachusetts Water Resource Authority, Series D, 4.00%,
             8/1/37 (a)..............................................            400,000
   100,000   Massachusetts Wholesale Electric Power Supply System,
             Series C, 4.00%, 7/1/19 (a).............................            100,000
                                                                       -----------------
                                                                               8,210,577
                                                                       -----------------
             MICHIGAN--1.4%
   900,000   Delta County EDC for MEAD Escambia Paper, Series C,
             4.40%, 12/1/23 (a)......................................            900,000
   735,000   Garden City HFAR for Garden City Hospital, 4.40%, 9/1/26
             (a).....................................................            735,000
   400,000   Jackson County EDC for Thrifty Leoni Inc. Project,
             4.37%, 12/1/14 (a)......................................            400,000
   200,000   Michigan HFA for St. Mary Hospital of Livonia, 4.20%,
             7/1/17 (a)..............................................            200,000
   550,000   Michigan Job Development Authority for Wyandotte Cort,
             4.10%, 12/1/09 (a)......................................            550,000
 1,000,000   Wayne State University, 4.50%, 11/15/00 (b).............          1,001,437
                                                                       -----------------
                                                                               3,786,437
                                                                       -----------------
             MINNESOTA--3.0%
 1,400,000   Cohasset for Minnesota Power & Light, 4.40%, 6/1/13
             (a).....................................................          1,400,000
 4,000,000   Seaway Port Authority Duluth for St. Lawrence Cement,
             4.40%, 3/1/20 (a).......................................          4,000,000
 2,650,000   St. Cloud HRB, 4.30%, 7/1/27 (a)........................          2,650,000
                                                                       -----------------
                                                                               8,050,000
                                                                       -----------------
             NEVADA--3.3%
 9,000,000   Las Vegas Valley Water District, 4.10%, 6/6/00 (b)......          9,000,000
                                                                       -----------------
             NEW JERSEY--4.3%
 1,800,000   Bernard Township BAN, 5.15%, 5/18/01....................          1,806,596
 1,000,000   Camden Improvement Authority for Jewish Community
             Center, 4.25%, 12/1/10 (a)..............................          1,000,000
   700,000   Essex County Improvement Authority for the Children's
             Institute, 4.20%, 2/1/20 (a)............................            700,000
   600,000   Essex County Improvement Authority, 3.85%, 12/1/25
             (a).....................................................            600,000
 3,200,000   New Jersey EDA for Volvo of America Corp., 4.67%--4.78%,
             12/1/04 (a).............................................          3,200,000
   700,000   New Jersey EFA for College of New Jersey, Series A,
             4.10%, 7/1/29 (a).......................................            700,000
 1,000,000   New Jersey HCF for Hospital Corp. Asset, 4.05%, 7/1/35
             (a).....................................................          1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------    ----------------------------------                            --------
$1,300,000   New Jersey Sports & Exposition Authority, Series C,
             4.25%, 9/1/24 (a).......................................  $       1,300,000
 1,300,000   New Jersey Turnpike Authority General, Series D, 3.80%,
             1/1/18 (a)..............................................          1,300,000
                                                                       -----------------
                                                                              11,606,596
                                                                       -----------------
             NEW YORK--10.8%
 7,050,000   Converse County PCR, 4.05%, 6/2/00 (b)..................          7,050,000
 4,000,000   MTA, Series 98, 4.80%, 6/12/00 (b)......................          4,000,000
 3,200,000   New York City GO, Series A4, 4.30%, 8/1/22 (a)..........          3,200,000
 5,000,000   New York City GO, Series A7, 4.30%, 8/1/20 (a)..........          5,000,000
   400,000   New York City GO, Series D, 4.05%, 2/1/20 (a)...........            400,000
 1,000,000   New York City GO, Series E5, 4.30%, 8/1/17 (a)..........          1,000,000
 3,100,000   New York City GO, Series E6, 4.30%, 8/1/19 (a)..........          3,100,000
 1,000,000   New York State HFA, Series A, 3.80%, 3/15/27 (a)........          1,000,000
 4,600,000   Tarrytown UFSD TAN, 4.00%, 6/26/00......................          4,601,365
                                                                       -----------------
                                                                              29,351,365
                                                                       -----------------
             NORTH CAROLINA--0.4%
 1,000,000   Lenoir Country PCR for Texasgulf, 4.38%, 12/1/03 (a)....          1,000,000
                                                                       -----------------
             OHIO--3.5%
   300,000   Cincinnati & Hamilton County Port Authority, EDC for
             Kenwood Office Association, 4.45%, 9/1/25 (a)...........            300,000
 1,000,000   Clermont County HRB for Mercy Health System, Series B,
             4.85%, 9/1/20 (a).......................................          1,001,574
   500,000   Columbus Electric Systems Revenue Bonds, 4.20%, 9/1/09
             (a).....................................................            500,000
   250,000   Cuyahoga County HRB, Series A, 4.35%, 1/1/16 (a)........            250,000
 1,675,000   Cuyahoga HRB for Cleveland Clinic, Series A, 4.10%,
             1/1/26 (a)..............................................          1,675,000
   350,000   Cuyahoga HRB for University Hospital Cleveland, 4.30%,
             1/1/16 (a)..............................................            350,000
   750,000   Cuyahoga IDA for Allen Group, 3.95%, 12/1/15 (a)........            750,000
   600,000   Lucas County HFR for Lutheran Homes Society Project,
             4.45%, 11/1/19 (a)......................................            600,000
 1,200,000   Ohio Air Quality DAR for Timken, 4.15%, 6/1/01 (a)......          1,200,000
   300,000   Ohio Air Quality DAR for Cincinnati Gas & Electric,
             4.30%, 9/1/30 (a).......................................            300,000
   400,000   Ohio WDA PCR for Cleveland Electric, Series B, 4.20%,
             8/1/20 (a)..............................................            400,000
 1,305,000   Ottawa Hospital Facilities Luther Home of Mercy Project,
             4.45%, 10/1/17 (a)......................................          1,305,000
   710,000   Sharonville IDA for Edgecomb Metals Inc., 4.25%, 11/1/09
             (a).....................................................            710,000
                                                                       -----------------
                                                                               9,341,574
                                                                       -----------------
             OKLAHOMA--0.4%
 1,000,000   Tulsa IDR for Park Chase Apartment, Series A-1, 4.25%,
             12/15/29 (a)............................................          1,000,000
                                                                       -----------------
             OREGON--0.2%
   500,000   Portland MFH for South Park Block Project A, 4.25%,
             12/1/11 (a).............................................            500,000
                                                                       -----------------
             PENNSYLVANIA--11.2%
 1,700,000   Allegheny HDA for Allegheny General Hospital, Series B,
             4.85%, 9/1/10 (a).......................................          1,700,000
 2,100,000   Allegheny HDA for Allegheny General Hospital, Series B,
             4.85%, 9/1/20 (a).......................................          2,100,000
   900,000   Allegheny HDA for Children's Hospital Pittsburgh, 4.40%,
             12/1/15 (a).............................................            900,000
 1,000,000   Allegheny HDA for St Francis Health System, 4.55%,
             11/1/27 (a).............................................          1,000,000
 1,500,000   Allegheny IDA for Environmental Import, 4.25%, 12/1/32
             (a).....................................................          1,500,000
   500,000   Allegheny IDA, Series C, 4.40%, 7/1/27 (a)..............            500,000
 1,400,000   Allegheny University of Pittsburgh Project, Series 85,
             4.25%, 7/1/15 (a).......................................          1,400,000
   200,000   Allegheny University of Pittsburgh Project, Series C,
             4.55%, 3/1/13 (a).......................................            200,000
   600,000   Chartier Valley IDR Bonds for 1133 Penn. Ave. Assoc.,
             Series A, 4.40%, 8/1/07 (a).............................            600,000
 1,600,000   Clarion County Special Development Revenue IDA for
             Meritcare Project, Series A, 4.40%, 12/1/12 (a).........          1,600,000
   500,000   Conestoga Valley School District, Series B, 7.10%,
             5/1/11 (b)..............................................            512,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------    ----------------------------------                            --------
$1,255,000   Dallastown Area School District GO, 4.38%, 2/1/18 (a)...  $       1,255,000
   200,000   Dauphin County General Authority Revenue Bonds, 4.38%,
             11/1/17 (a).............................................            200,000
   300,000   Delaware Valley Finance Authority Rev. Bonds, Series B,
             4.30%, 12/1/20 (a)......................................            300,000
   350,000   Emmaus GO Local Government Revenue Bonds, 4.15%, 12/1/28
             (a).....................................................            350,000
   600,000   Emmaus GO Local Government Revenue Bonds, 4.20%, 3/1/24
             (a).....................................................            600,000
 2,000,000   Franklin County IDA for Chambersburg Hospital, 4.40%,
             12/1/24 (a).............................................          2,000,000
 2,000,000   Lancaster County HRB for Brethren Village, 4.38%,
             6/15/20 (a).............................................          2,000,000
 3,000,000   Lancaster County GO, 4.38%, 5/1/30 (a)..................          3,000,000
 3,325,000   Lehigh IDA for Allentown Airport, 4.25%, 12/1/05 (a)....          3,325,000
 1,180,000   Montgomery County IDA for Girl Scouts, 4.50%, 2/1/25
             (a).....................................................          1,180,000
 1,440,000   Philadelphia MFH for Harbor View Tower Project, 4.40%,
             11/1/27 (a).............................................          1,440,000
 1,000,000   Sayre HCF for Cap Financing Project, Series L, 4.15%,
             12/1/20 (a).............................................          1,000,000
   500,000   Washington County Higher Education Pooled Equipment,
             4.35%, 11/1/05 (a)......................................            500,000
   300,000   York General Authority Pooled Financing, 4.40%, 9/1/26
             (a).....................................................            300,000
   600,000   York General Authority Pooled Financing, Series A,
             4.35%, 9/1/26 (a).......................................            600,000
   500,000   York IDA for Public Service Electric & Gas, Series A,
             3.90%, 9/1/20 (a).......................................            500,000
                                                                       -----------------
                                                                              30,562,300
                                                                       -----------------
             RHODE ISLAND--1.1%
 3,000,000   East Providence TAN, 4.50%, 7/7/00......................          3,001,074
                                                                       -----------------
             SOUTH CAROLINA--0.5%
 1,285,000   South Carolina EFA for Anderson College, 4.45%, 10/1/23
             (a).....................................................          1,285,000
                                                                       -----------------
             TENNESSEE--0.4%
   290,000   Chattanooga IDA for Baylor School Project, 4.40%,
             11/1/16 (a).............................................            290,000
   765,000   Franklin HEFA for Franklin Health Care Center, 4.85%,
             6/1/05 (a)..............................................            765,000
                                                                       -----------------
                                                                               1,055,000
                                                                       -----------------
             TEXAS--7.4%
 1,010,000   Addison GO, 6.25%, 2/15/01 (b)..........................          1,023,778
 5,000,000   Austin for Travis & Williamson Utilities, Series A,
             4.25%, 8/11/00 (b)......................................          5,000,000
 1,700,000   Harris County HFDC for YMCA, 4.35%, 7/1/34 (a)..........          1,700,000
   900,000   Midlothian IDC PCR for Box-Crow Cement Project, 4.05%,
             12/1/09 (a).............................................            900,000
 1,000,000   Sabine River Authority PCR for Texas Utilities, 4.35%,
             3/1/26 (a)..............................................          1,000,000
10,500,000   Texas TRAN, Series A, 4.50%, 8/31/00....................         10,520,183
                                                                       -----------------
                                                                              20,143,961
                                                                       -----------------
             VIRGINIA--8.7%
 1,900,000   Albemarle County IDA for University Virginia, 4.15%,
             10/1/22 (a).............................................          1,900,000
 1,940,000   Alexandria IDA for Pooled Loan Project, Series A, 4.15%,
             7/1/26 (a)..............................................          1,940,000
   265,000   Bristol IDA for Healthcare Center Inc., 4.85%, 3/1/10
             (a).....................................................            265,000
 2,400,000   Clarke County IDA for Winchester Medical Center, 4.30%,
             1/1/30 (a)..............................................          2,400,000
 1,220,000   Hampton MFH for Shoreline Apartments, 4.25%, 12/1/19
             (a).....................................................          1,220,000
 1,025,000   Henrico County IDA for Hermitage, 4.40%, 8/1/23 (a).....          1,025,000
 1,900,000   Loudoun County IDA for Falcons Landing, 4.10%, 11/1/28
             (a).....................................................          1,900,000
   900,000   Lynchburg IDA HRB for VHA Mid Atlantic States Inc.,
             4.20%, 12/1/25 (a)......................................            900,000
   850,000   Newport News MFH for Newport--Oxford Project, 4.40%,
             11/1/06 (a).............................................            850,000
 5,000,000   Norfolk Airport Authority, 4.00%, 8/23/00 (b)...........          5,000,000
   800,000   Richmond IDA for Ninth & Cary Association, 4.35%, 9/1/10
             (a).....................................................            800,000
   300,000   Roanoke County IDA for Friendship Manor, 4.30%, 8/1/13
             (a).....................................................            300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------    ----------------------------------                            --------
$5,000,000   Roanoke IDA for Carilion Health Systems, Series B,
             4.45%, 7/1/27 (a).......................................  $       5,000,000
   250,000   Virginia College Building Authority EFA for University
             Richmond, 4.35%, 11/1/22 (a)............................            250,000
                                                                       -----------------
                                                                              23,750,000
                                                                       -----------------
             WASHINGTON--0.9%
 2,400,000   Port of Seattle IDC for Douglas Management Corp., 4.45%,
             12/1/05 (a).............................................          2,400,000
                                                                       -----------------
             WEST VIRGINIA--0.4%
 1,000,000   West Virginia School Building Authority, 7.25%, 7/1/15
             (b).....................................................          1,022,556
                                                                       -----------------
             WISCONSIN--0.1%
   400,000   Green Bay IDA for St. Mary's Holdings, Inc., 4.40%,
             11/1/00 (a).............................................            400,000
                                                                       -----------------
             WYOMING--2.8%
 7,500,000   Sweetwater County PCR, 3.90%, 6/7/00 (b)................          7,500,000
                                                                       -----------------

               TOTAL INVESTMENTS (COST $283,683,493)...............     104.3%  283,683,493
               LIABILITIES, LESS OTHER ASSETS......................      (4.3)  (11,739,139)
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $271,944,354
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
               BASED ON 271,944,354 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

-----------------

(a) The interest rates, as reported on May 31, 2000, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                          SECURITY TYPE ABBREVIATIONS

BAN         --     Bond Anticipation Notes
COP         --     Certificate of Participation
DAR         --     Development Authority Revenue Bonds
DFA         --     Development Finance Authority Revenue Bonds
EDA         --     Economic Development Authority Revenue Bonds
EDC         --     Economic Development Corporation
EFA         --     Educational Facilities Authority
GO          --     General Obligation Bonds
HCF         --     Health Care Facility Financing Authority
HDA         --     Hospital Development Authority
HEFA        --     Health & Education Facilities Authority
HFA         --     Housing Finance Authority
HFAR        --     Health Facilities Authority Revenue Bonds
HFDC        --     Health Facilities Development Corp.
HFR         --     Health Facilities Revenue Bonds
HRB         --     Hospital Revenue Bonds
IDA         --     Industrial Development Authority Revenue Bonds
IDC         --     Industrial Development Corporation Revenue Bonds
IDR         --     Industrial Development Agency Revenue Bonds
IFA         --     Industrial Finance Agency Revenue Bonds
MFH         --     Multi-family Housing Revenue Bonds
MTA         --     Metropolitan Transportation Authority
PCR         --     Pollution Control Revenue Bonds
PFA         --     Public Finance Authority
STRB        --     Sales Tax Revenue Bonds
TAN         --     Tax Anticipation Notes
TFA         --     Transportation Finance Authority Highway Revenue Bonds
TRAN        --     Tax & Revenue Anticipation Notes
UFSD        --     Union Free School District
URAB        --     Urban Renewal Authority Bonds
WDA         --     Water Development Authority
WSR         --     Water & Sewer Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$ 2,365,000  Bleecker HDC Terrace Apt., Project S85, 4.35%, 7/1/15
             (a).....................................................  $       2,365,000
  2,000,000  Elmont UFSD, TAN, 3.90%, 6/29/00........................          2,000,517
  2,000,000  Elmont UFSD, TAN, 4.00%, 6/29/00........................          2,000,664
  1,430,000  Great Neck North Water Authority, WSR, 4.15%, 1/1/20
             (a).....................................................          1,430,000
  3,100,000  Guilderland IDA for North Eastern Industrial Park, Ser.
             1993 A, 4.25%, 12/1/08 (a)..............................          3,100,000
  2,000,000  Hempstead Town IDA Resource Recovery for Corp. Credit,
             4.05%, 12/1/10 (a)......................................          2,000,000
  3,500,000  Jefferson IDA for Watertown Carthage Project, 4.30%,
             12/1/12 (a).............................................          3,500,000
  7,000,000  Long Island Power Authority, NY Electric System,
             Series 4, 3.90%, 6/8/00 (b).............................          7,000,000
  5,000,000  Metropolitan Transit Authority GO, 3.95%, 6/14/00 (b)...          5,000,000
  3,000,000  Metropolitan Transit Authority GO, 3.95%, 6/8/00 (b)....          3,000,000
  5,000,000  Metropolitan Transit Authority GO, 4.00%, 6/12/00 (b)...          5,000,000
  2,295,000  Metropolitan Transit Authority GO, 6.00%, 7/1/19 (b)....          2,298,953
  3,800,000  Metropolitan Transit Authority GO, 7.50%, 7/1/16 (b)....          3,886,972
  2,240,000  Metropolitan Transit Authority GO, 7.50%, 7/1/19 (b)....          2,280,233
  1,150,000  New Rochelle BAN, 4.50%, 10/12/00.......................          1,151,220
  4,650,000  New York City Cultural Resources for Asia Society,
             4.00%, 4/1/30 (a).......................................          4,650,000
  4,000,000  New York City GO, Custodial Receipts, Series A31, 4.29%,
             7/2/00 (a)..............................................          4,000,000
    900,000  New York City GO, Series A4, 4.05%, 2/1/20 (a)..........            900,000
  4,000,000  New York City GO, Series A4, 4.25%, 8/1/21 (a)..........          4,000,000
  4,000,000  New York City GO, Series B5, 3.95%, 8/15/23 (a).........          4,000,000
  1,450,000  New York City GO, Series B8, 3.85%, 8/15/24 (a).........          1,450,000
  4,600,000  New York City GO, Series D, 3.90%, 2/1/22 (a)...........          4,600,000
  2,800,000  New York City GO, Series D, 3.95%, 2/1/21 (a)...........          2,800,000
  2,750,000  New York City GO, Series E2, 4.30%, 8/1/20 (a)..........          2,750,000
  1,500,000  New York City GO, Series E3, 4.30%, 8/1/23 (a)..........          1,500,000
  4,100,000  New York City GO, Series E4, 4.30%, 8/1/22 (a)..........          4,100,000
  5,800,000  New York City GO, Series E5, 4,30%, 8/1/17 (a)..........          5,800,000
  1,200,000  New York City GO, Series E5, 4.30%, 8/1/10 (a)..........          1,200,000
  1,000,000  New York City GO, Series E5, 4.30%, 8/1/15 (a)..........          1,000,000
  1,000,000  New York City GO, Series E5, 4.30%, 8/1/16 (a)..........          1,000,000
  1,000,000  New York City GO, Series E5, 4.30%, 8/1/19 (a)..........          1,000,000
  2,000,000  New York City GO, Series H6, 3.95%, 6/8/00 (b)..........          2,000,000
  5,000,000  New York City HDC for Upper Fifth Avenue Project, 4.30%,
             1/1/16 (a)..............................................          5,000,000
  2,500,000  New York City HDC MFHR for Monterey, Series A, 3.19%,
             11/15/19 (a)............................................          2,500,000
  5,900,000  New York City HDC MFHR for James Tower, 3.80%, 7/1/05
             (a).....................................................          5,900,000
  2,250,000  New York City Health & Hospital, Series A, 3.90%,
             2/15/26 (a).............................................          2,250,000
  5,355,000  New York City Health & Hospital, Series C, 3.80%,
             2/15/26 (a).............................................          5,355,000
    866,000  New York City IDA for American Civil Liberties, 4.20%,
             6/1/12 (a)..............................................            866,000
  4,900,000  New York City IDA for Childrens Oncology Society, 3.90%,
             5/1/21 (a)..............................................          4,900,000
  1,500,000  New York City IDA for Stroheim & Romann Inc. Project,
             4.25%, 12/1/15 (a)......................................          1,500,000
    500,000  New York City WSR, Series G, 4.30%, 6/15/24 (a).........            500,000
  1,200,000  New York State Dormitory Authority for Oxford University
             Press, 3.80%, 7/1/25 (a)................................          1,200,000
  6,700,000  New York State Dormitory Authority for Public Library,
             3.85%, 7/1/28 (a).......................................          6,700,000
  5,500,000  New York State Environmental, Series A, 4.65%, 7/11/00
             (b).....................................................          5,500,000
  7,590,000  New York State HFA for Normandie Court, 3.70%, 5/15/15
             (a).....................................................          7,590,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$ 1,000,000  New York State HFA for Related Liberty View, Series A,
             3.80%, 11/15/19 (a).....................................  $       1,000,000
  7,500,000  New York State HFA Service Contract Rev. Bonds,
             Series A, 3.80%, 3/15/27 (a)............................          7,500,000
  7,000,000  New York State HFA, Series A, 3.90%, 3/15/28 (a)........          7,000,000
  1,885,000  New York State Local Government Assistance Corp.,
             Series A, 3.80%, 4/1/22 (a).............................          1,885,000
 14,180,000  New York State Local Government Assistance Corp.,
             Series B, 3.75%, 4/1/25 (a).............................         14,180,000
  3,000,000  New York State Local Government Assistance Corp.,
             Series C, 7.00%, 4/1/10 (b).............................          3,125,507
  7,000,000  North Shore CSD, BAN, 4.00%, 7/13/00....................          7,004,030
  4,200,000  Onondaga County IDR for Edgecomb Metals Project, 4.25%,
             11/1/09 (a).............................................          4,200,000
  2,400,000  Onondaga County IDR for McLane Co. Project, 4.85%,
             11/1/04 (a).............................................          2,400,000
  5,000,000  Rochester BAN, 4.75%, 3/7/01............................          5,019,775
  1,410,000  Seneca County IDA for New York Chiropractic College,
             4.25%, 11/1/27 (a)......................................          1,410,000
  4,000,000  Suffolk County IDR for Jefferson Ferry, 3.85%, 11/1/09
             (a).....................................................          4,000,000
  4,550,000  Syracuse IDA for General Accident Insurance, 3.90%,
             12/1/03 (a).............................................          4,550,000
  1,800,000  Triborough Bridge & Tunnel Authority, Series T, 6.00%,
             1/1/22 (b)..............................................          1,806,669
  2,945,000  Triborough Bridge & Tunnel Authority, Series T, 7.00%,
             1/1/20 (b)..............................................          3,047,401
 11,000,000  Triborough Bridge & Tunnel Authority, Series C, 4.10%,
             1/1/13 (a)..............................................         11,000,000
  1,300,000  Yonkers IDA Civic Revenue Bonds for Consumers Union
             Facility, 3.90%, 7/1/19 (a).............................          1,300,000
  4,400,000  Yonkers IDR Civic Revenue Bonds for Consumers Union
             Facility, 3.90%, 7/1/21 (a).............................          4,400,000
                                                                       -----------------

               TOTAL INVESTMENTS (COST $227,352,941)...............      99.5%  227,352,941
               OTHER ASSETS, LESS LIABILITIES......................       0.5     1,074,633
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $228,427,574
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
               ON 228,427,574 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 PRINCIPAL                                                              VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.9%                             (NOTE 1)
 ---------   -----------------------------                             --------
$1,000,000   Anaheim UFSD for Facilities Building Funding, 3.85%,
             9/1/13 (a)..........................................  $      1,000,000
 1,745,000   Beverly Hills Public Financing Lease, Series A,
             4.00%, 6/1/00 (b)...................................         1,745,000
   500,000   California Community Development for North
             California Retirement Officers, 4.20%, 6/1/26 (a)...           500,000
   650,000   California EDA for Independent System, Series C,
             4.00%, 4/1/08 (a)...................................           650,000
 1,500,000   California EDA for KQED Inc. Project, 3.80%, 4/1/20
             (a).................................................         1,500,000
 4,200,000   California EDA Independent Systems, Class A, 4.10%,
             4/1/08 (a)..........................................         4,200,000
 2,900,000   California HFF for Adventist Health Systems,
             Series A, 4.05%, 8/1/21 (a).........................         2,900,000
   600,000   California PCR for Pacific Gas & Electric,
             Series A, 4.15%, 12/1/18 (a)........................           600,000
 2,500,000   California PCR for Pacific Gas & Electric,
             Series E, 4.50%, 11/1/26 (a)........................         2,500,000
 2,200,000   California PCR for Pacific Gas & Electric,
             Series F, 4.15%, 11/1/26 (a)........................         2,200,000
 1,300,000   California PCR for Reynolds Metals, 3.70%, 12/1/15
             (a).................................................         1,300,000
 1,500,000   California RAN, Series A, 4.00%, 6/30/00............         1,500,813
 1,800,000   California School Facilities for Capital Improvement
             Financing Projects, Series B, 3.80%, 7/1/24 (a).....         1,800,000
 2,500,000   California School Facilities for Capital Improvement
             Financing Projects, Series C, 3.80%, 7/1/22 (a).....         2,500,000
 2,000,000   Chula Vista MHR for Terra Nova Association, 3.50%,
             3/1/05 (a)..........................................         2,000,000
 1,000,000   Elsinore Valley, WDS, Series A, 3.50%, 7/1/29 (a)...         1,000,000
 1,500,000   Fremont PFA for Family Resource Center, 4.05%,
             8/1/28 (a)..........................................         1,500,000
 2,500,000   Hayward MHR for Shorewood, 3.90%, 8/1/14 (a)........         2,500,000
 1,500,000   Huntington Beach TAN, 4.25%, 10/3/00................         1,504,275
   500,000   Irvine Ranch Water District, 4.15%, 10/1/10 (a).....           500,000
 2,000,000   Irvine Ranch Water District, 4.15%, 9/1/06 (a)......         2,000,000
 1,200,000   Irvine Ranch Water District, 4.15%, 9/2/15 (a)......         1,200,000
 1,700,000   Kern County COP, Series A, 3.50%, 8/1/06 (a)........         1,700,000
 1,500,000   Los Angeles Community Redevelopment Agency for
             Baldwin Hills, 3.40%, 12/1/14 (a)...................         1,500,000
 1,420,000   Los Angeles Metropolitan Transit Authority, 5.50%,
             7/1/00 (b)..........................................         1,422,411
 3,000,000   Los Angeles Water Waste, 4.25%, 8/16/00 (b).........         3,000,000
   700,000   MSR Public Power Agency for San Juan, 3.90%, 7/1/22
             (a).................................................           700,000
 1,160,000   Northern California Power Agency for Geothermal
             Project, 5.50%, 7/1/00 (b)..........................         1,161,677
 2,800,000   Northern California Transmission, Series B, 3.25%,
             7/13/00 (b).........................................         2,800,000
 3,300,000   Oakland COP for Capital Equipment, 3.75%, 12/1/15
             (a).................................................         3,300,000
 1,535,000   Oakland Redevelopment Agency for Central District,
             5.40%, 2/1/01 (b)...................................         1,552,388
 2,300,000   Orange County COP, Series C, 4.15%, 8/1/17 (a)......         2,300,000
 1,080,000   Palomar Pomerado Health Systems, 4.25%, 11/1/00
             (b).................................................         1,082,398
 1,500,000   Puerto Rico Electric Power Authority, Series W,
             6.00%, 7/1/00 (b)...................................         1,502,733
 4,800,000   Riverside County COP, Class A, 4.05%, 12/1/15 (a)...         4,800,000
   700,000   Riverside County Housing Authority MHR for Tyler
             Springs Apartments, Class C, 3.75%, 1/15/27 (a).....           700,000
 4,000,000   San Francisco Bay Area Rapid Transit, 3.35%, 6/8/00
             (b).................................................         4,000,000
   900,000   San Francisco City and County Redevelopment for MHR,
             3.40%, 12/1/17 (a)..................................           900,000
 2,500,000   San Francisco MHR for Bayside Village, Series D,
             4.50%, 12/1/05 (a)..................................         2,500,000
 2,000,000   San Joaquin County, 3.40%, 6/8/00 (b)...............         2,000,000
 1,920,000   San Jose Redevelopment Agency, Tax Allocation Merged
             Area, 4.75%, 8/1/00 (b).............................         1,923,582
 1,810,000   South Orange County Public Financing Authority GO,
             4.50%, 9/1/00 (b)...................................         1,814,873
 2,000,000   Southeast Recovery Facilities Authority, Series A,
             3.65%, 12/1/18 (a)..................................         2,000,000
 1,200,000   Southern California Public Power Authority,
             Class A, 3.50%, 7/1/23 (a)..........................         1,200,000
 1,000,000   Southern California Public Power Authority, 6.00%,
             7/1/18 (b)..........................................         1,002,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                       (NOTE 1)
---------    ----------------------------------                       --------
$1,215,000   University of California for Multipurpose Projects,
             Series G, 4.50%, 9/1/00 (b).........................  $      1,217,565
 1,000,000   Upland CDA for MHR, 3.95%, 2/15/30 (a)..............         1,000,000
 1,000,000   Vallejo City UFSD, Series E, 4.05%, 7/1/25 (a)......         1,000,000
 1,700,000   Ventura County Public Finance Authority, 3.30%,
             8/10/00 (b).........................................         1,700,000
 1,700,000   Watereuse Finance authority, 4.00%, 5/1/28 (a)......         1,700,000
                                                                   ----------------

               TOTAL INVESTMENTS (COST $88,579,815)................      96.9%   88,579,815
               OTHER ASSETS, LESS LIABILITIES......................       3.1     2,789,934
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $91,369,749
                                                                     ========   ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
               BASED ON 91,369,749 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--92.2%              (NOTE 1)
---------   -----------------------------              --------
$1,400,000  Connecticut DAI for Allen Group Inc.,
            4.30%, 2/1/13 (a).......................  $ 1,400,000
   700,000  Connecticut DAI for Conco Medical,
            4.15%, 11/1/05 (a)......................      700,000
 4,975,000  Connecticut DAI for Independent Living
            Proj., 4.00%, 7/1/15 (a)................    4,975,000
   413,500  Connecticut DAI for Regional YMCA
            Project, 4.65%, 6/1/08 (a)..............      413,500
 1,400,000  Connecticut Development Authority PCR
            for Central Vermont Public Service,
            4.40%, 12/1/15 (a)......................    1,400,000
   950,000  Connecticut HEFA for Charlotte
            Hungerford Hospital, Series C, 4.10%,
            7/1/13 (a)..............................      950,000
   500,000  Connecticut HEFA for Gaylord Hospital,
            Series A, 3.95%, 7/1/20 (a).............      500,000
   280,000  Connecticut HEFA for Kingswood Oxford
            School Issue, Series A, 4.65%,
            2/1/09 (a)..............................      280,000
 5,000,000  Connecticut HEFA for New Haven Hospital,
            Class F, 7.10%, 7/1/25 (b)..............    5,112,590
 1,100,000  Connecticut HEFA for Pomfret School
            Issue, Series A, 4.25%, 7/1/24 (a)......    1,100,000
   950,000  Connecticut HEFA for Sharon Hospital,
            Series A, 4.10%, 7/1/27 (a).............      950,000
 1,500,000  Connecticut HEFA for Summerwood
            University, Series A, 3.90%,
            7/1/30 (a)..............................    1,500,000
 1,000,000  Connecticut HEFA for Yale University,
            Series T-1. 4.30%, 7/1/29 (a)...........    1,000,000
 1,500,000  Connecticut HEFA for Yale University,
            Series V, 4.10%, 7/1/33 (a).............    1,500,000
   300,000  Connecticut HFA, Series G, 4.15%,
            5/15/18 (a).............................      300,000
 2,000,000  Connecticut Special Asmt. Unemployment
            Comp., Series A, 5.50%, 11/15/00 (b)....    2,015,099
 2,200,000  Connecticut Special Asmt. Unemployment
            Comp., Series A, 5.50%, 5/15/01 (b).....    2,229,628
 1,500,000  Connecticut Special Asmt. Unemployment
            Comp., Series C, 3.38%, 11/15/01 (b)....    1,500,000
 1,000,000  Connecticut State for Bradley
            International Airport, 7.35%,
            10/1/00 (b).............................    1,011,752
 4,880,000  Connecticut State GO, Series B, 4.25%,
            5/15/14 (a).............................    4,880,000
 4,770,000  Connecticut State Special Tax
            Transportation Infrastructure Second
            Lien Revenue Bonds, 4.10%,
            12/1/10 (a).............................    4,770,000
 2,400,000  Hartford Redev. Agency MHR for Underwood
            Towers Project, 4.05%, 6/1/20 (a).......    2,400,000
   300,000  Puerto Rico GO, 5.90%, 7/1/00 (b).......      300,434
 2,700,000  Puerto Rico Highway Authority, 8.00%,
            7/1/18 (b)..............................    2,763,361
 1,200,000  Puerto Rico PCR for Reynolds Metals,
            3.50%, 9/1/13 (a).......................    1,200,000
   500,000  Shelton County HFA for Crosby Commons
            Project, 4.20%, 1/1/31 (a)..............      500,000
 1,500,000  South Central Connecticut WSR, 5.10%,
            8/1/00 (b)..............................    1,502,479
                                                      -----------

               TOTAL INVESTMENTS (COST $47,153,843)................      92.2%  $47,153,843
               OTHER ASSETS, LESS LIABILITIES......................       7.8     3,974,879
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $51,128,722
                                                                     ========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2000

ASSETS
Investments in securities, at value (cost
$47,153,843)......................................  $ 47,153,843
Cash..............................................     3,532,242
Accrued interest receivable.......................       444,034
                                                    ------------
    Total Assets..................................    51,130,119
                                                    ------------

LIABILITIES
Other payables and accrued expenses...............         1,397
                                                    ------------

NET ASSETS........................................  $ 51,128,722
                                                    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE, BASED ON 51,128,722 SHARES OF BENEFICIAL
INTEREST, $.001 PAR VALUE OUTSTANDING.............         $1.00
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--93.3%              (NOTE 1)
---------   -----------------------------              --------
            FLORIDA--58.1%
$  425,000  Brevard County MHR for Malabar Lakes
            Proj., 4.25%, 12/1/10 (a)...............  $   425,000
   500,000  Broward County School District,
            Series C, 4.60%. 4/11/01 (b)............      501,648
   680,000  Dade County IDA Aviation Authority
            Facilities, Series 84A, 3.85%,
            10/1/09 (a).............................      680,000
 1,000,000  Dade County IDA for Dolphin Stadium
            Project, Series B, 4.10%, 1/1/16 (a)....    1,000,000
   495,000  Florida BOE, Series E, 7.25%,
            6/1/23 (b)..............................      504,900
 1,015,000  Florida HFA, 4.45%, 6/1/07 (a)..........    1,015,000
 1,500,000  Florida Local Gov. Authority, 4.50%,
            6/27/00 (a).............................    1,500,000
   225,000  Gulf Breeze IDA Revenue Bonds, 4.30%,
            12/1/15 (b).............................      225,000
 1,500,000  Indian River Hospital District, 4.10%,
            6/7/00 (b)..............................    1,500,000
 1,000,000  Martin County PCR for Florida Power &
            Light Co. Proj., 4.40%, 7/15/22 (a).....    1,000,000
 1,300,000  Miami Dade County School Board,
            Series C, 4.25%, 8/1/00 (b).............    1,300,627
   700,000  Orange County IDA for Trinity Prep
            School, Series A, 4.60%, 10/1/23 (a)....      700,000
 1,000,000  Palm Beach County School District,
            5.50%, 8/1/00 (b).......................    1,002,610
   300,000  Pasco County School District, 5.75%,
            7/1/00 (b)..............................      300,398
   400,000  Pinnellas County for Chi Chi Rodriguez
            Foundation, 4.45%, 8/1/16 (a)...........      400,000
 1,000,000  Pinnellas County Recovery, Series A,
            6.60%, 10/1/00 (b)......................    1,008,041
   500,000  Pinnellas School District, TAN, 4.25%,
            6/30/00.................................      500,231
   150,000  Polk County IDA, 4.55% 1/1/11 (a).......      150,000
   200,000  Port St. Lucie IDA for Florida Power and
            Light, 4.55%, 1/1/11 (a)................      200,000
   565,000  Sarasota County Public Hospital
            District, 4.00%, 6/12/00 (b)............      565,000
 1,200,000  Seminole County School District, 5.70%.
            8/1/00 (b)..............................    1,203,329
   100,000  Sunshine State GO, 4.30%, 7/1/16 (a)....      100,000
 1,000,000  Volusia County HEFA for South West
            Volusia Health, 4.35%, 11/15/23 (a).....    1,000,000
                                                      -----------
                                                       16,781,784
                                                      -----------
            ARIZONA--5.9%
 1,700,000  Pima County IDA for Tucson Electric
            Power, Series A, 4.15%, 12/1/22 (a).....    1,700,000
                                                      -----------
            GEORGIA--2.4%
   700,000  Fulton County Development Authority for
            Alfred & Adele Davis, 4.35%,
            12/1/19 (a).............................      700,000
                                                      -----------
            ILLINOIS--7.1%
   850,000  Illinois HFA for Northwest Community
            Hospital, Series B, 4.40%,
            10/1/15 (a).............................      850,000
 1,200,000  McCook for St. Andrew Society,
            Series B, 4.30%, 12/1/21 (a)............    1,200,000
                                                      -----------
                                                        2,050,000
                                                      -----------
            INDIANA--2.4%
   700,000  Indiana HEFA for Community Mental
            Health & Rehabilitation, 4.30%,
            11/1/20 (a).............................      700,000
                                                      -----------
            LOUISIANA--2.8%
   800,000  Calcasieu Parish IDR PCR, 4.20%,
            8/1/04 (a)..............................      800,000
                                                      -----------
            MARYLAND--1.5%
   400,000  Baltimore IDA for Cap. Acquisition,
            4.10%, 8/1/16 (a).......................      400,000
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               SCHEDULE OF INVESTMENTS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS (CONTINUED)         (NOTE 1)
---------   ----------------------------------         --------
            NEBRASKA--1.4%
$  390,000  Buffalo County IDR for Agrex Inc.,
            4.35%, 2/1/15 (a).......................  $   390,000
                                                      -----------
            PENNSYLVANIA--1.4%
   400,000  Allegheny County HDA for Allegheny
            General Hospital, Series B, 4.85%,
            9/1/20 (a)..............................      400,000
                                                      -----------
            TEXAS--2.4%
   700,000  Midlothian IDA PCR for Box Crow Cement,
            4.05%, 12/1/09 (a)......................      700,000
                                                      -----------
            WASHINGTON--1.0%
   300,000  Port of Seattle IDA, 4.45%,
            12/1/05 (a).............................      300,000
                                                      -----------
            WISCONSIN--6.9%
 2,000,000  Green Bay IDA for St. Mary's
            Holdings, Inc., 4.40%, 11/1/00 (a)......    2,000,000
                                                      -----------

               TOTAL INVESTMENTS (COST $26,921,784)................      93.3%   26,921,784
               OTHER ASSETS, LESS LIABILITIES......................       6.7     1,940,787
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $28,862,571
                                                                     ========   ===========

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2000

ASSETS
Investment in securities, at value (cost
$26,921,784)......................................  $26,921,784
Cash..............................................   1,720,641
Accrued interest receivable.......................     224,767
                                                    ----------
    Total Assets..................................  28,867,192
                                                    ----------

LIABILITIES
Other payables and accrued expenses...............       4,621
                                                    ----------

NET ASSETS........................................  $28,862,571
                                                    ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE BASED ON 28,862,571 SHARES OF BENEFICIAL
INTEREST, $.001 PAR VALUE OUTSTANDING.............       $1.00
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--91.4%              (NOTE 1)
---------   -----------------------------              --------
$  495,000  Dartmouth GO, 6.50%, 8/1/00 (b).........  $   497,047
   500,000  Massachusetts Bay Transit Authority,
            Series B, 7.88%, 3/1/21 (b).............      522,845
 1,000,000  Massachusetts DFA for Elderhostel,
            4.20%, 9/30/30 (a)......................    1,000,000
   300,000  Massachusetts DFA for New Bedford
            Whaling Museum, 4.25%, 9/1/29 (a).......      300,000
   700,000  Massachusetts GO, 4.25%, 9/1/16 (a).....      700,000
   500,000  Massachusetts GO, 5.00%, 1/1/01 (b).....      502,040
   200,000  Massachusetts HEFA Brigham & Women's
            Hospital, 4.00%, 7/1/17 (a).............      200,000
   200,000  Massachusetts HEFA for Becker College,
            Series A-2, 4.30%, 7/1/09 (a)...........      200,000
   500,000  Massachusetts HEFA for Boston
            University, 4.20% 12/1/29 (a)...........      500,000
   485,000  Massachusetts HEFA for Endicott College,
            Series B, 4.35%, 10/1/18 (a)............      485,000
   200,000  Massachusetts HEFA for Partnership
            Healthcare System, 4.00%, 7/1/27 (a)....      200,000
   500,000  MassachusettsHEFA, Series B, 8.00%,
            7/1/18 (b)..............................      511,606
 1,000,000  Massachusetts HEFA for University of
            Massachusetts, Series A, 3.95%,
            11/1/30 (a).............................    1,000,000
   600,000  Massachusetts HEFA for Wellesley
            College, Series B, 4.00%, 7/1/22 (a)....      600,000
   400,000  Massachusetts HEFA for Williams College,
            4.10%, 8/1/14 (a).......................      400,000
   700,000  Massachusetts HFA for Multifamily
            Housing, 4.00%, 1/15/10 (a).............      700,000
   200,000  Massachusetts IDA for KRH Rolls Project,
            4.70%, 5/1/06 (a).......................      200,000
   200,000  Massachusetts IFA for Gordon College,
            4.20%, 12/1/27 (a)......................      200,000
   700,000  Massachusetts IFA for Governor Dummer
            Academy, 4.20%, 7/1/26 (a)..............      700,000
   300,000  Massachusetts IFA for Holyoke Water
            Power Project, 3.80%, 5/1/22 (a)........      300,000
   700,000  Massachusetts IFA for Lower Mills
            Association, 4.35%, 12/1/20 (a).........      700,000
   400,000  Massachusetts Municipal Wholesale
            Electric Power Supply Systems,
            Series C, 4.00%, 7/1/19 (a).............      400,000
   700,000  Massachusetts WRA, 3.85%, 6/9/00 (b)....      700,000
   700,000  Massachusetts WRA, Series A, 4.00%,
            4/1/28 (a)..............................      700,000
   600,000  Massachusetts WRA, Series B, 4.00%,
            8/1/37 (a)..............................      600,000
   500,000  Massachusetts WRA, Series D, 4.00%,
            11/1/26 (a).............................      500,000
 1,000,000  Springfield Municipal Purpose Loan,
            4.50%, 9/1/00 (b).......................    1,001,349
   400,000  Watertown BAN, 4.25%, 11/16/00..........      400,670
                                                      -----------

               TOTAL INVESTMENTS (COST $14,720,557)................      91.4%   14,720,557
               OTHER ASSETS, LESS LIABILITIES......................       8.6     1,387,245
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $16,107,802
                                                                     ========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2000

ASSETS
Investments in securities, at value (cost
$14,720,557)......................................  $14,720,557
Cash..............................................   1,267,597
Accrued interest receivable.......................     122,289
                                                    ----------
    Total Assets..................................  16,110,443
                                                    ----------

LIABILITIES
Other payables and accrued expenses...............       2,641
                                                    ----------

NET ASSETS........................................  $16,107,802
                                                    ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE, BASED ON 16,107,802 SHARES OF BENEFICIAL
INTEREST, $.001 PAR VALUE OUTSTANDING.............       $1.00
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

PRINCIPAL                                              VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--92.3%              (NOTE 1)
---------  -----------------------------              --------
$100,000   Bruce Catholic Health Initiatives,
           4.15%, 5/1/18 (a).......................  $  100,000
 200,000   Cornell Township EDC for Mead Escanaba
           Paper, 4.30%, 11/1/16 (a)...............     200,000
 100,000   Delta County EDC for Mead Escanaba
           Paper, Series D, 4.35%, 12/1/23 (a).....     100,000
 100,000   Delta County EDC for Mead Escanaba
           Paper, Series E, 4.35%, 12/1/23 (a).....     100,000
 125,000   Detroit EDC for Waterfront Reclamation,
           Series C, 4.45%, 5/1/09 (a).............     125,000
 100,000   Detroit Sewer Disposal, Series B, 3.95%,
           7/1/23 (a)..............................     100,000
 100,000   Detroit Water Supply Systems, 4.05%,
           7/1/13 (a)..............................     100,000
  70,000   Garden City Hospital Finance Authority,
           4.40%, 9/1/26 (a).......................      70,000
 100,000   Grand Rapids Water Supply System, 4.00%,
           1/1/20 (a)..............................     100,000
 100,000   Jackson EDC for Thrifty Leoni Project,
           4.37%, 12/1/14 (a)......................     100,000
 100,000   Michigan HDA for Fairlane Meadow, 4.20%,
           12/1/07 (a).............................     100,000
 100,000   Michigan Hospital Finance Authority for
           Hospital Equipment, Series A, 4.00%,
           12/1/23 (a).............................     100,000
 100,000   Michigan Hospital Finance Authority for
           St. Mary Hospital of Livonia, 4.20%,
           7/1/17 (a)..............................     100,000
 100,000   Michigan HDA for Harbortown Ltd., 4.37%,
           6/1/04 (a)..............................     100,000
 100,000   Michigan HDA, Series B, 4.05%,
           4/1/19 (a)..............................     100,000
 100,000   Michigan Job Development Authority for
           Gordon Food Service, 4.45%,
           8/1/15 (a)..............................     100,000
 100,000   Michigan Job Development Authority for
           Wyandotte Cort, 4.10%, 12/1/09 (a)......     100,000
 100,000   Michigan Strategic Fund for Allen Group
           Inc., 4.15%, 11/1/25 (a)................     100,000
 100,000   Michigan Strategic Fund for Detroit
           Edison, Series C, 4.45%, 9/1/30 (a).....     100,000
                                                     ----------

               TOTAL INVESTMENTS (COST $1,995,000).................      92.3%   1,995,000
               OTHER ASSETS, LESS LIABILITIES......................       7.7      166,773
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $2,161,773
                                                                     ========   ==========

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2000

ASSETS
Investment in securities, at value (cost
  $1,995,000).....................................  $1,995,000
Cash..............................................    156,944
Accrued interest receivable.......................     11,432
                                                    ---------
    Total Assets..................................  2,163,376
                                                    ---------

LIABILITIES
Other payables and accrued expenses...............      1,603
                                                    ---------

NET ASSETS........................................  $2,161,773
                                                    =========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE, BASED ON 2,161,773 SHARES OF BENEFICIAL
  INTEREST, $.001 PAR VALUE OUTSTANDING...........      $1.00
                                                    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--93.0%              (NOTE 1)
---------   -----------------------------              --------
$1,800,000  Atlantic City Pooled Loan Program,
            3.75%, 7/1/26 (a).......................  $ 1,800,000
   700,000  Bernards Township BAN, 5.15%, 5/18/01...      702,565
   500,000  Bergen County GO, 4.50%, 7/15/00........      500,437
 1,400,000  Camden Improvement Authority, 4.25%,
            12/1/10 (a).............................    1,400,000
 2,200,000  Camden Improvement Authority, 4.30%,
            6/1/29 (a)..............................    2,200,000
 1,000,000  Casino Reinvestment Development
            Authority, Series A, 5.00%,
            10/1/00 (b).............................    1,002,591
   900,000  Essex County Improvement Authority,
            3.85%, 12/01/25 (a).....................      900,000
   800,000  Essex Improvement Authority for the
            Children's Institute, 4.20%,
            2/1/20 (a)..............................      800,000
 1,500,000  Freehold Township BAN, 4.25%,
            11/10/00................................    1,502,877
 1,275,000  Gloucester County GO, 4.70%,
            6/1/00 (b)..............................    1,275,000
 2,000,000  Jersey City Redevelopment Authority for
            Dixon Mills Apartments, 3.75%,
            5/15/30 (a).............................    2,000,000
 1,000,000  Middlesex County BAN, 4.50%, 1/19/01....    1,003,168
 1,300,000  Monmouth County Improvement Authority
            Pooled Government Loan Program, 3.90%,
            8/1/16 (a)..............................    1,300,000
   300,000  New Jersey EDA for Bayonne IMTT Docking,
            Series B, 4.10%, 12/1/27 (a)............      300,000
   200,000  New Jersey EDA for Bayonne IMTT Docking,
            Series C, 4.10%, 12/1/27 (a)............      200,000
   985,000  New Jersey EDA for Catholic Community
            Series, 4.30%, 11/1/13 (a)..............      985,000
   680,000  New Jersey EDA for Economic Growth Bond,
            Series F, 4.25%, 8/1/14 (a).............      680,000
 2,100,000  New Jersey EDA for Foreign Trade Zone,
            4.40%, 12/1/07 (a)......................    2,100,000
   200,000  New Jersey EDA for NJ Natural Gas Co.,
            3.95%, 1/1/28 (a).......................      200,000
   800,000  New Jersey EDA for RJB Association,
            4.20%, 8/1/08 (a).......................      800,000
   900,000  New Jersey EDA for St. James Preparatory
            School, 4.20%, 12/1/27 (a)..............      900,000
   950,000  New Jersey EDA for St. Peters School,
            4.30%, 1/1/10 (a).......................      950,000
   400,000  New Jersey EDA for Trailer Marine Corps
            Project, 4.25%, 2/1/02 (a)..............      400,000
 2,100,000  New Jersey EDA for Volvo of American
            Corp., 4.68%, 12/1/04 (a)...............    2,100,000
   750,000  New Jersey EDA, Series CC, 3.90%,
            12/1/09 (a).............................      750,000
 1,300,000  New Jersey EFA for College of NJ,
            Series A, 4.10%, 7/1/29 (a).............    1,300,000
 1,200,000  New Jersey EFA for Higher Education,
            Series A, 5.13%, 9/1/00 (b).............    1,204,313
 3,400,000  New Jersey HCF for Hospital Capital
            Asset, Series C, 4.05%, 7/1/35 (a)......    3,400,000
   710,000  New Jersey Sports Expo Authority,
            Series C, 4.25%, 9/1/24 (a).............      710,000
 1,000,000  New Jersey Transportation Authority,
            4.50%, 12/15/00 (b).....................    1,001,954
 2,150,000  New Jersey Transportation Authority,
            Series A, GO, 6.00%, 6/15/00 (b)........    2,151,894
 2,100,000  New Jersey Turnpike Authority,
            Series D, 3.80%, 1/1/18 (a).............    2,100,000
   300,000  Port Authority NY and NJ, Series 5,
            4.30%, 8/1/24 (a).......................      300,000
   400,000  Port Authority NY and NJ, Series 2,
            4.35%, 5/1/19 (a).......................      400,000
   500,000  Somerset County GO, 4.70%, 9/1/00.......      501,128
   480,000  State of New Jersey GO, 7.00%,
            4/1/03 (b)..............................      492,560
 1,000,000  University of Puerto Rico, Series N,
            4.63%, 6/1/00 (b).......................    1,000,000
                                                      -----------

               TOTAL INVESTMENTS (COST $41,313,487)................      93.0%   41,313,487
               OTHER ASSETS, LESS LIABILITIES......................       7.0     3,120,601
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $44,434,088
                                                                     ========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2000

ASSETS
Investments in securities, at value (cost
$41,313,487)......................................  $41,313,487
Cash..............................................   2,735,006
Accrued interest receivable.......................     386,809
                                                    ----------
    Total Assets..................................  44,435,302
                                                    ----------

LIABILITIES
Other payables and accrued expenses...............       1,214
                                                    ----------

NET ASSETS........................................  $44,434,088
                                                    ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE, BASED ON 44,434,088 SHARES OF BENEFICIAL
INTEREST, $.001 PAR VALUE OUTSTANDING.............       $1.00
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

PRINCIPAL                                              VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--78.9%              (NOTE 1)
---------  -----------------------------              --------
$300,000   Columbus Electric Systems, 4.20%,
           9/1/09 (a)..............................  $  300,000
 300,000   Cuyahoga County HRB for Cleveland
           Clinic, Series A, 4.10%, 1/1/26 (a).....     300,000
 200,000   Cuyahoga County HRB for University
           Hospital, 4.30%, 1/1/16 (a).............     200,000
 100,000   Cuyahoga County HRB for University
           Hospital, Series D, 4.35%, 1/15/29
           (a).....................................     100,000
 400,000   Cuyahoga HRB for Cleveland Clinic,
           Series A, 4.15%, 1/1/16 (a).............     400,000
 750,000   Cuyahoga IDA for Allen Group Project,
           3.95%, 12/1/15 (a)......................     750,000
 100,000   Franklin County HRB for US Health Corp.,
           Series A, 4.32%, 12/1/21 (a)............     100,000
 100,000   Franklin County IDR for Kinder-Care
           Learning Centers, Series A, 4.40%,
           6/1/02 (a)..............................     100,000
 400,000   Hamilton County HRB for Bethesda
           Hospital, 4.20%, 2/15/24 (a)............     400,000
 400,000   Lucas County HEFA for Lutheran Home
           Society, 4.45%, 11/1/19 (a).............     400,000
 100,000   Ohio Air Quality Dev. Authority for
           Cincinnati Gas & Electric, 4.45%,
           9/1/30 (a)..............................     100,000
 500,000   Ohio Air Quality Dev. Authority for
           Cincinnati Gas & Electric, 4.30%,
           9/1/30 (a)..............................     500,000
 300,000   Ohio Air Quality Dev. Authority for Mead
           Corp., 4.30%, 10/1/01 (a)...............     300,000
 800,000   Ohio Air Quality Dev. Authority for
           Timken, 4.15%, 6/1/01 (a)...............     800,000
 700,000   Ohio Water Development Authority PCR for
           Cleveland Electric, Series B, 4.20%,
           8/1/20 (a)..............................     700,000
 400,000   Ottawa County HRB for Luther Home of
           Mercy, 4.45%, 10/1/17 (a)...............     400,000
 800,000   Port Authority of Cincinnati and
           Hamilton Counties for Kenwood Office
           Association, 4.45%, 9/1/25 (a)..........     800,000
 400,000   Sharonville IDA for Edgecomb Metals
           Inc., 4.25%, 11/1/09 (a)................     400,000
                                                     ----------

               TOTAL INVESTMENTS (COST $7,050,000).................      78.9%   7,050,000
               OTHER ASSETS, LESS LIABILITIES......................      21.1    1,883,649
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $8,933,649
                                                                     ========   ==========

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2000

ASSETS
Investments in securities, at value (cost
  $7,050,000).....................................  $7,050,000
Cash..............................................  1,855,607
Accrued interest receivable.......................     34,636
                                                    ---------
    Total Assets..................................  8,940,243
                                                    ---------

LIABILITIES
Other payables and accrued expenses...............      6,594
                                                    ---------

NET ASSETS........................................  $8,933,649
                                                    =========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE, BASED ON 8,933,649 SHARES OF BENEFICIAL
  INTEREST, $.001 PAR VALUE OUTSTANDING...........      $1.00
                                                    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--84.5%              (NOTE 1)
---------   -----------------------------              --------
$  500,000  Allegheny HDA for Allegheny Hospital,
            Series B, 4.85%, 9/1/10 (a).............  $   500,000
   500,000  Allegheny HDA for Allegheny Hospital,
            Series B, 4.85%, 9/1/20 (a).............      500,000
   500,000  Allegheny HDA for Allegheny Hospital,
            Series C, 4.55%, 3/1/13 (a).............      500,000
   500,000  Allegheny GO, Series C, 6.10%,
            9/1/00 (b)..............................      502,744
   300,000  Allegheny HDA for Childrens' Hospital
            Pittsburgh, Series B, 4.40%,
            12/1/15 (a).............................      300,000
   300,000  Allegheny IDA, Series C, 4.40%,
            7/1/27 (a)..............................      300,000
 1,000,000  Allegheny IDA for Environmental
            Improvements, 4.25% 12/1/32 (a).........    1,000,000
 1,030,000  Bucks IDA for Edgecomb Metals Co.,
            4.25%, 10/1/09 (a)......................    1,030,000
   764,000  Chartier Valley IDA Bonds for 1133 Penn
            Ave. Associates, Series A, 4.40%,
            8/1/07 (a)..............................      764,000
   500,000  Conestoga Valley School District,
            Series B, 7.10%, 5/1/11 (b).............      512,300
 1,000,000  Delaware County IDA for Scotfoam Corp.,
            4.05%, 10/1/05 (a)......................    1,000,000
 1,000,000  Delaware Valley Regional Finance
            Authority, 4.10%, 12/1/20 (a)...........    1,000,000
   795,000  Emmaus General Authority, 4.20%,
            3/1/24 (a)..............................      795,000
   300,000  Emmaus General Authority, 4.40%,
            3/1/24 (a)..............................      300,000
   600,000  Emmaus General Authority, 4.20%,
            3/2/24 (a)..............................      600,000
   350,000  Emmaus General Authority, 4.15%,
            12/1/28 (a).............................      350,000
   500,000  Lancaster County, 4.38%, 5/1/30 (a).....      500,000
 1,000,000  Lancaster County HRB for Brethren
            Village, 4.38%, 6/15/20 (a).............    1,000,000
   300,000  Lehigh IDA for Allentown Airport, 4.25%,
            12/1/05 (a).............................      300,000
 1,255,000  Mercersburg General Purpose for
            Mercersburg College, 4.30%,
            11/1/27 (a).............................    1,255,000
 1,000,000  Montgomery County IDA PCR, 4.05%,
            6/12/00 (b).............................    1,000,000
 1,200,000  Montgomery IDA for Girls Scouts, 4.50%,
            2/1/25 (a)..............................    1,200,000
   300,000  Northeastern HRB for Wyoming Valley
            Health Care, 4.10%, 1/1/24 (a)..........      300,000
   500,000  Parkland School District, 5.00%,
            9/1/00 (b)..............................      500,955
 1,000,000  Pennsylvania GO, 6.60%, 1/1/01 (b)......    1,013,424
   200,000  Philadelphia Gas Works, 4.25%,
            8/1/00 (b)..............................      200,112
   400,000  Philadelphia MHR for Harbor View Tower,
            4.40%, 11/1/27 (a)......................      400,000
   200,000  Pittsburgh GO, Series A, 5.00%,
            3/1/01 (b)..............................      201,053
                                                      -----------

               TOTAL INVESTMENTS (COST $17,824,588)................      84.5%   17,824,588
               OTHER ASSETS, LESS LIABILITIES......................      15.5     3,260,541
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $21,085,129
                                                                     ========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2000

ASSETS
Investments in securities, at value (cost
$17,824,588)......................................  $17,824,588
Cash..............................................   3,137,126
Accrued interest receivable.......................     126,827
                                                    ----------
    Total Assets..................................  21,088,541
                                                    ----------

LIABILITIES
Other payables and accrued expenses...............       3,412
                                                    ----------

NET ASSETS........................................  $21,085,129
                                                    ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE, BASED ON 21,085,129 SHARES OF BENEFICIAL
INTEREST, $.001 PAR VALUE OUTSTANDING.............       $1.00
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

PRINCIPAL                                              VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--52.3%              (NOTE 1)
---------  -----------------------------              --------
$100,000   Albemarle County IDA for University of
           Virginia, 4.15%, 10/1/22 (a)............  $  100,000
 100,000   Bristol IDA for Bristol Health Care
           Center, 4.85%, 3/1/10 (a)...............     100,000
 100,000   Clarke County IDA for Winchester Medical
           Center, 4.30%, 1/1/30 (a)...............     100,000
 100,000   Hampton MHR for Shoreline Apartments,
           4.25%, 12/1/19 (a)......................     100,000
 100,000   Loudoun County IDA for Falcons Landing,
           4.10%, 11/1/28 (a)......................     100,000
 100,000   Lynchburgh IDA, 4.20%, 12/1/25 (a)......     100,000
 100,000   Newport News Redevelopment & Housing for
           Newport Oxford, 4.40%, 11/1/06 (a)......     100,000
 100,000   Norfolk IDA for Children's Hospital,
           4.40%, 6/1/20 (a).......................     100,000
 100,000   Peninsula Port Authority for Dominion
           Term., 4.35%, 7/1/16 (a)................     100,000
 100,000   Puerto Rico Government Development Bank,
           3.40%, 12/1/15 (a)......................     100,000
 100,000   Virginia College Building Authority for
           University of Richmond 4.35%,
           11/1/22 (a).............................     100,000
                                                     ----------

               TOTAL INVESTMENTS (COST $1,100,000).................      52.3%   1,100,000
               OTHER ASSETS, LESS LIABILITIES......................      47.7    1,004,222
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $2,104,222
                                                                     ========   ==========

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2000

ASSETS
Investments in securities, at value (cost
$1,100,000).......................................  $1,100,000
Cash..............................................  1,001,341
Accrued interest receivable.......................      4,613
                                                    ---------
    Total Assets..................................  2,105,954
                                                    ---------

LIABILITIES
Other payables and accrued expenses...............      1,732
                                                    ---------

NET ASSETS........................................  $2,104,222
                                                    =========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE, BASED ON 2,104,222 SHARES OF BENEFICIAL
INTEREST, $.001 PAR VALUE OUTSTANDING.............      $1.00
                                                    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

                          SECURITY TYPE ABBREVIATIONS:

BAN         --          Bond Anticipation Notes
BOE         --          Board of Education
CDA         --          Communit7y Redevelopment Agency
COP         --          Certificate of Participation
CSD         --          Central School District
                        Development Authority Industrial
DAI         --          Refunding Bonds
DFA         --          Development Finance Agency
                        Economic Development Authority Revenue
EDA         --          Bonds
EDC         --          Economic Development Corporation
EFA         --          Education Facilities Authority
GO          --          General Obligation Bonds
HCF         --          Health Care Facilities Revenue Bonds
HDA         --          Hospital Development Authority
HDC         --          Housing Development Corporation Bonds
HEFA        --          Health & Education Facilities Authority
                        Housing Facilities Authority Revenue
HFA         --          Bonds
HFF         --          Health Facilities Financing Authority
HRB         --          Hospital Revenue Bonds
                        Industrial Development Authority Revenue
IDA         --          Bonds
                        Industrial Development Agency Revenue
IDR         --          Bonds
IFA         --          Industrial Finance Agency Revenue Bonds
MHR         --          Multifamily Housing Revenue Bonds
PCR         --          Pollution Control Revenue Bonds
PFA         --          Public Finance Authority
RAN         --          Revenue Anticipation Notes
TAN         --          Tax Anticipation Notes
UFSD        --          Union Free School District
WDS         --          Water District Certificates
WRA         --          Water Resource Authority
WSR         --          Water System Revenue Bonds

-----------------
(a) The interest rates, as reported on May 31, 2000, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2000

                                                      U.S.         U.S.
                                       PRIMARY     GOVERNMENT    TREASURY
                                         FUND         FUND         FUND
                                     ------------  -----------  -----------
INTEREST INCOME (Note 1)...........  $216,080,457  $40,385,517  $16,331,461
                                     ------------  -----------  -----------

EXPENSES (Note 2)
  Management fee...................       946,261    232,213             --
  Comprehensive fee................    28,376,946  5,506,073      2,549,541
  Distribution assistance..........     7,528,836  1,471,218        637,466
  Other............................       783,000    145,752            674
                                     ------------  -----------  -----------
    Total Expenses before waiver...    37,635,043  7,355,256      3,187,681
    Less: expenses waived
      (Note 2).....................            --         --       (434,951)
                                     ------------  -----------  -----------
    Net Expenses...................    37,635,043  7,355,256      2,752,730
                                     ------------  -----------  -----------

NET INVESTMENT INCOME, representing
  net increase in Net Assets
  from Investment Operations.......  $178,445,414  $33,030,261  $13,578,731
                                     ============  ===========  ===========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2000

INTEREST INCOME (Note 1)..........................  $10,299,118
                                                    ----------

EXPENSES (Note 2)
  Management fee..................................      98,045
  Comprehensive fee...............................   2,130,759
  Distribution assistance.........................     572,134
  Other expense...................................      59,501
                                                    ----------
    Total Expenses................................   2,860,439
                                                    ----------

NET INVESTMENT INCOME, representing net increase
  in Net Assets
  from Investment Operations......................  $7,438,679
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2000

                            RESERVE
                            NEW YORK
                           TAX-EXEMPT
                             TRUST                  RESERVE TAX-EXEMPT TRUST
                           ----------  ---------------------------------------------------
                            NEW YORK   CALIFORNIA II  CONNECTICUT  FLORIDA   MASSACHUSETTS
                              FUND       FUND (1)        FUND        FUND        FUND
                           ----------  -------------  -----------  --------  -------------
INTEREST INCOME
  (Note 1)...............  $6,984,215   $1,945,864    $1,844,763   $943,070    $472,626
                           ----------   ----------    ----------   --------    --------

EXPENSES (Note 2)
  Management fee.........     61,896            --        17,596     7,546        4,863
  Comprehensive
    management fee.......  1,476,313       476,709       402,668   192,611       98,563
  Distribution (12b-1)
    fees.................    393,904       119,177       107,715    51,174       26,598
  Other expenses.........     37,811            --        11,231     5,201        3,592
                           ----------   ----------    ----------   --------    --------
    Total expenses before
      waivers............  1,969,924       595,886       539,210   256,532      133,616
    Expenses waived......         --       (24,022)           --        --           --
                           ----------   ----------    ----------   --------    --------
    Total expenses after
      waivers............  1,969,924       571,864       539,210   256,532      133,616
                           ----------   ----------    ----------   --------    --------

NET INVESTMENT INCOME....  $5,014,291   $1,374,000    $1,305,553   $686,538    $339,010
                           ==========   ==========    ==========   ========    ========

                                         RESERVE TAX-EXEMPT TRUST
                           -----------------------------------------------------
                           MICHIGAN  NEW JERSEY   OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND      FUND        FUND      FUND (2)
                           --------  ----------  -------  ------------  --------
INTEREST INCOME
  (Note 1)...............  $50,075   $1,499,567  $81,465    $676,624     $7,514
                           -------   ----------  -------    --------     ------

EXPENSES (Note 2)
  Management fee.........       --      13,730        --       5,779         --
  Comprehensive
    management fee.......   11,118     341,410    16,505     135,734      1,444
  Distribution (12b-1)
    fees.................    2,780      85,263     4,127      36,252        361
  Other expenses.........       --       8,912        --       4,141         --
                           -------   ----------  -------    --------     ------
    Total expenses before
      waivers............   13,898     449,315    20,632     181,906      1,805
    Expenses waived......       --          --        --          --        (73)
                           -------   ----------  -------    --------     ------
    Total expenses after
      waivers............   13,898     449,315    20,632     181,906      1,732
                           -------   ----------  -------    --------     ------

NET INVESTMENT INCOME....  $36,177   $1,050,252  $60,833    $494,718     $5,782
                           =======   ==========  =======    ========     ======

---------------

(1)  For the period July 2, 1999 (Commencement of Operations) to May 31, 2000.
(2)  For the period March 3, 2000 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                             MAY 31, 2000      MAY 31, 1999     MAY 31, 2000     MAY 31, 1999     MAY 31, 2000     MAY 31, 1999
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE IN NET ASSETS
  FROM
INVESTMENT OPERATIONS:
  Net investment
    income...............  $    178,445,414  $    134,365,969  $   33,030,261   $   29,798,286   $   13,578,731   $    11,017,000
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

DIVIDENDS PAID TO
  SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (178,445,414)     (134,365,969)    (33,030,261)     (29,798,286)     (13,578,731)      (11,017,000)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL SHARE
  TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    23,580,681,398    16,224,681,639   3,858,075,628    3,450,382,930    1,623,852,533     1,315,560,422
  Dividends reinvested...       178,445,414       134,365,969      33,030,261       29,798,286       13,578,731        11,017,000
  Cost of shares
    redeemed.............   (22,733,249,526)  (15,736,604,580) (3,939,601,776)  (3,416,454,910)  (1,526,930,793)   (1,279,635,650)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase (decrease)
    derived from capital
    share transactions
    and from investment
    operations...........     1,025,877,286       622,443,028     (48,495,887)      63,726,306      110,500,471        46,941,772

NET ASSETS:
  Beginning of year......     3,330,063,091     2,707,620,063     716,193,928      652,467,622      286,702,065       239,760,293
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of year............  $  4,355,940,377  $  3,330,063,091  $  667,698,041   $  716,193,928   $  397,202,536   $   286,702,065
                           ================  ================  ===============  ===============  ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED       YEAR ENDED
                                           MAY 31, 2000     MAY 31, 1999
                                          ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................  $    7,438,679   $     8,590,706
                                          ---------------  ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)........      (7,438,679)       (8,590,706)
                                          ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares......   1,476,564,219     1,500,543,145
  Dividends reinvested..................       7,438,679         8,590,706
  Cost of shares redeemed...............  (1,504,687,462)   (1,569,373,790)
                                          ---------------  ---------------
  Net decrease in net assets derived
    from capital share transactions and
    from Investment Operations..........     (20,684,564)      (60,239,939)

NET ASSETS:
  Beginning of year.....................     292,628,918       352,868,857
                                          ---------------  ---------------
  End of year...........................  $  271,944,354   $   292,628,918
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 RESERVE NEW YORK
                                 TAX-EXEMPT TRUST                    RESERVE TAX-EXEMPT TRUST
                           ----------------------------  ------------------------------------------------
                                  NEW YORK FUND          CALIFORNIA II FUND        CONNECTICUT FUND
                           ----------------------------  ------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED       PERIOD ENDED      YEAR ENDED     YEAR ENDED
                           MAY 31, 2000   MAY 31, 1999    MAY 31, 2000(A)    MAY 31, 2000   MAY 31, 1999
                           -------------  -------------  ------------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $  5,014,291   $  4,121,961     $   1,374,000     $  1,305,553   $   1,006,967
                           -------------  -------------    -------------     -------------  -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............    (5,014,291)    (4,121,961)       (1,374,000)      (1,305,553)     (1,006,967)
                           -------------  -------------    -------------     -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............   821,096,889    727,809,717       595,952,442      140,956,225     169,702,015
  Dividends reinvested...     5,014,291      4,121,961         1,374,000        1,305,553       1,006,967
  Cost of shares
    redeemed.............  (783,664,964)  (717,162,559)     (505,956,693)    (146,571,734)   (152,056,981)
                           -------------  -------------    -------------     -------------  -------------
  Net increase (decrease)
    in net assets derived
    from capital share
    transactions and from
    investment
    operations...........    42,446,216     14,769,119        91,369,749       (4,309,956)     18,652,001

NET ASSETS:
  Beginning of year......   185,981,358    171,212,239                --       55,438,678      36,786,677
                           -------------  -------------    -------------     -------------  -------------
  End of year............  $228,427,574   $185,981,358     $  91,369,749     $ 51,128,722   $  55,438,678
                           =============  =============    =============     =============  =============

-----------------

(a)  For the period July 2, 1999 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          RESERVE TAX-EXEMPT TRUST
                           ---------------------------------------------------------------------------------------
                                   FLORIDA FUND              MASSACHUSETTS FUND              MICHIGAN FUND
                           ----------------------------  --------------------------  -----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                           MAY 31, 2000   MAY 31, 1999   MAY 31, 2000  MAY 31, 1999  MAY 31, 2000  MAY 31, 1999(B)
                           -------------  -------------  ------------  ------------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    686,538   $    509,841   $   339,010   $   569,377   $    36,177     $   14,305
                           -------------  -------------  ------------  ------------  ------------    ----------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............     (6686,538)      (509,841)     (339,010)     (569,377)      (36,177)       (14,305)
                           -------------  -------------  ------------  ------------  ------------    ----------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............   197,568,078    141,741,605    67,762,141    76,638,806    11,678,027      2,100,000
  Dividends reinvested...       686,538        509,841       339,010       569,377        36,177         14,305
  Cost of shares
    redeemed.............  (192,022,135)  (130,438,595)  (71,921,640)  (82,662,880)  (10,766,736)      (900,000)
                           -------------  -------------  ------------  ------------  ------------    ----------
  Net increase (decrease)
    in net assets derived
    from capital share
    transactions and from
    investment
    operations...........     6,232,481     11,812,851    (3,820,489)   (5,454,697)      947,468      1,214,305

NET ASSETS:
  Beginning of year......    22,630,090     10,817,239    19,928,291    25,382,988     1,214,305             --
                           -------------  -------------  ------------  ------------  ------------    ----------
  End of year............  $ 28,862,571   $ 22,630,090   $16,107,802   $19,928,291   $ 2,161,773     $1,214,305
                           =============  =============  ============  ============  ============    ==========

-----------------

(b)  For the period December 14, 1998 (Commencement of Operations) to May 31,
     1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 RESERVE TAX-EXEMPT TRUST
                           -----------------------------------------------------------------------------------------------------
                                 NEW JERSEY FUND                 OHIO FUND               PENNSYLVANIA FUND        VIRGINIA FUND
                           ----------------------------  --------------------------  --------------------------  ---------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                           MAY 31, 2000   MAY 31, 1999   MAY 31, 2000  MAY 31, 1999  MAY 31, 2000  MAY 31, 1999  MAY 31, 2000(C)
                           -------------  -------------  ------------  ------------  ------------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $  1,050,252   $    978,333   $    60,833   $    41,205   $   494,718   $   428,975      $    5,782
                           -------------  -------------  ------------  -----------   ------------  ------------     ----------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............    (1,050,252)      (978,333)      (60,833)      (41,205)     (494,718)     (428,975)         (5,782)
                           -------------  -------------  ------------  -----------   ------------  ------------     ----------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............   215,890,580    223,758,247    18,513,169     2,750,308    84,167,132    79,111,957       2,098,440
  Dividends reinvested...     1,050,252        978,333        60,833        41,205       494,718       428,975           5,782
  Cost of shares
    redeemed.............  (213,823,240)  (221,020,524)  (10,862,839)   (4,075,632)  (80,526,010)  (75,778,781)             --
                           -------------  -------------  ------------  -----------   ------------  ------------     ----------
  Net increase (decrease)
    in net assets derived
    from capital share
    transactions and from
    investment
    operations...........     3,117,592      3,716,056     7,711,163    (1,284,119)    4,135,840     3,762,151       2,104,222

NET ASSETS:
  Beginning of year......    41,316,496     37,600,440     1,222,486     2,506,605    16,949,289    13,187,138              --
                           -------------  -------------  ------------  -----------   ------------  ------------     ----------
  End of year............  $ 44,434,088   $ 41,316,496   $ 8,933,649   $ 1,222,486   $21,085,129   $16,949,289      $2,104,222
                           =============  =============  ============  ===========   ============  ============     ==========

-----------------

(c)  For the period March 3, 2000 ( Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE, MASSACHUSETTS, MICHIGAN, NEW JERSEY, OHIO, PENNSYLVANIA AND VIRGINIA FUNDS)
                                   ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Funds/Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Fund's and Trusts' authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four (4) series: Primary, U.S. Government, U.S. Treasury and the Strategist Money-Market. The Trust's shares are divided into ten series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply to Primary, U.S. Government, U.S. Treasury Funds of The Reserve Funds; California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia of Reserve Tax-Exempt Trust and New York Fund of Reserve New York Tax-Exempt Trust. These financial statements and notes apply to all funds mentioned above except Strategist Money-Market Fund.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund/Trust may invest will be deemed to be, for floating rate instruments. (1) the notice period required before the Fund/Trust is entitled to receive payment of principal amount of the instruments; and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

     C. It is the Funds'/Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to their shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund/ Trust shares.

     E. Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds'/Trusts' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds/Trusts, RMCI serves as the Funds'/Trusts' Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Funds'/Trusts' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI received a management fee calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% in excess of $2 billion of average daily net assets of Primary Fund and U.S. Government Fund and all the Trusts other than Ohio, Michigan and Virginia.

     Effective June 26, 1999, the Primary and U.S. Government Funds and all the Trusts other than Ohio, Michigan and Virginia entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund. The U.S. Treasury, Ohio, Michigan and Virginia Funds, since inception, have been subject to a comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds/Trusts. For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund/Trust. RMCI pays all employee and customary operating expenses of the Fund/Trust. Excluded from the definition of customary operating

--------------------------------------------------------------------------------
     expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund/Trust pays its direct or allocated share. During the year ended May 31, 2000, RMCI voluntarily reduced its fee for the U.S. Treasury Fund by $339,331.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, each Fund/Trust may make assistance payments, at a rate of .20% per annum of the average net asset value, to firms for distribution assistance and administrative services provided to Fund/Trust shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also has voluntarily agreed to reduce the payments made by U.S. Treasury Fund to an annual rate of .17%. During the year ended May 31, 2000, RMCI voluntarily reimbursed the Fund a total of $95,620 pursuant to the undertaking.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At
     May 31, 2000, the percentage invested in such obligations amounted to:

Interstate                            88%  Michigan                             100%
New York                              92%  New Jersey                            89%
Connecticut                           95%  Ohio                                 100%
Florida                               93%  Pennsylvania                         100%
Massachusetts                         91%  Virginia                             100%

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2000, the composition of each Fund and Trust's net assets was as follows:

                                         PRIMARY      U.S. GOVERNMENT  U.S. TREASURY   INTERSTATE
                                      --------------  ---------------  -------------  ------------
      Par Value.....................  $    4,355,940   $    667,698    $    397,203   $    271,944
      Paid-in-Capital...............   4,351,584,437    667,030,343     396,805,333    271,672,410
                                      --------------   ------------    ------------   ------------
      Net Assets....................  $4,355,940,377   $667,698,041    $397,202,536   $271,944,354
                                      ==============   ============    ============   ============

                                    NEW YORK     CALIFORNIA II  CONNECTICUT     FLORIDA     MASSACHUSETTS
                                 --------------  -------------  ------------  ------------  -------------
      Par Value................  $      228,428  $     91,370   $    51,129   $     28,863   $    16,108
      Paid-in-Capital..........     288,199,146    91,278,379    51,077,593     28,833,708    16,091,694
                                 --------------  ------------   ------------  ------------   -----------
      Net Assets...............  $  288,427,574  $ 91,369,749   $51,128,722   $ 28,862,571   $16,107,802
                                 ==============  ============   ============  ============   ===========

                                    MICHIGAN      NEW JERSEY        OHIO      PENNSYLVANIA    VIRGINIA
                                 --------------  -------------  ------------  ------------  -------------
      Par Value................  $        2,162  $     44,434   $     8,934   $     21,085   $     2,104
      Paid-in-Capital..........       2,159,611    44,389,654     8,924,715     21,064,044     2,102,118
                                 --------------  ------------   ------------  ------------   -----------
      Net Assets...............  $    2,161,773  $ 44,434,088   $ 8,933,649   $ 21,085,129   $ 2,104,222
                                 ==============  ============   ============  ============   ===========

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund/Trust for the periods as indicated.

                                          FOR FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2000      1999      1998      1997      1996
                                 --------  --------  --------  --------  --------
      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............     .0492     .0438     .0483     .0457     .0490
      Less dividends from net
        investment income......    (.0492)   (.0438)   (.0483)   (.0457)   (.0490)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     4.92%     4.38%     4.83%     4.57%     4.90%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets at end of year
        (millions).............  $4,355.9  $3,330.1  $2,707.6  $2,104.1  $1,664.1
      Ratio of expenses to
        average net assets.....     1.00%     1.00%      .94%      .98%      .98%
      Ratio of net investment
        income to average net
        assets.................     4.74%     4.26%     4.71%     4.47%     4.79%
      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............     .0471     .0426     .0471     .0449     .0484
      Less dividends from net
        investment income......    (.0471)   (.0426)   (.0471)   (.0449)   (.0484)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     4.71%     4.26%     4.71%     4.49%     4.84%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets at end of year
        (millions).............  $  667.7  $  716.2  $  652.5  $  611.8  $  568.5
      Ratio of expenses to
        average net assets.....     1.00%     1.00%      .99%      .99%     1.00%
      Ratio of net investment
        income to average net
        assets.................     4.12%     4.16%     4.63%     4.40%     4.75%
      U.S. TREASURY FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............     .0443     .0410     .0456     .0443     .0466
      Less dividends from net
        investment income......    (.0443)   (.0410)   (.0456)   (.0443)   (.0466)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     4.43%     4.10%     4.56%     4.43%     4.66%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets at end of year
        (millions).............  $  397.2  $  286.7  $  239.8  $  169.2  $  142.8
      Ratio of expenses to
        average net
        assets (c).............     1.00%     1.00%      .97%      .97%      .99%
      Ratio of net investment
        income to average net
        assets (c).............     4.12%     3.76%     4.26%     4.13%     4.33%
      INTERSTATE TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............     .0267     .0242     .0279     .0256     .0285
      Less dividends from net
        investment income......    (.0267)   (.0242)   (.0279)   (.0256)   (.0285)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     2.67%      2.42%     2.79%     2.56%     2.85%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets at end of year
        (millions).............  $  271.9  $  292.6  $  352.9  $  306.2  $  292.1
      Ratio of expenses to
        average net assets.....     1.00%     1.00%      .97%     1.04%     1.04%
      Ratio of net investment
        income to average net
        assets.................     2.60%     2.38%     2.75%     2.52%  2.80%

--------------------------------------------------------------------------------

                                          FOR FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2000      1999      1998      1997      1996
                                 --------  --------  --------  --------  --------
      NEW YORK TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....     .0258     .0222     .0268     .0247     .0276
      Dividends from net
        investment income......    (.0258)   (.0222)   (.0268)   (.0247)   (.0276)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     2.58%     2.22%     2.68%     2.47%     2.76%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets at end of year
        (millions).............  $  228.4  $  186.0  $  171.2  $  153.2  $  125.5
      Ratio of expenses to
        average net assets.....     1.00%     1.00%      .94%     1.04%     1.04%
      Ratio of net investment
        income to average net
        assets.................     2.55%     2.19%     2.63%     2.43%     2.72%

                                                          FISCAL YEAR
                                                             ENDED
                                                            MAY 31,
                                                            2000(A)
                                                          -----------

      CALIFORNIA II TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of period............    $1.0000
                                                            -------
      Net investment income.............................      .0208
      Dividends from net investment income..............     (.0208)
                                                            -------
      Net asset value at end of period..................    $1.0000
                                                            =======
      Total Return......................................      2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets at end of period (millions)............    $  91.4
      Ratio of expenses to average net assets...........      1.00%(b)(c)
      Ratio of net investment income to average net
        assets..........................................      2.27%(b)(c)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2000      1999      1998      1997      1996
                                 --------  --------  --------  --------  --------

      CONNECTICUT TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....     .0248     .0221     .0267     .0243     .0266
      Dividends from net
        investment income......    (.0248)   (.0221)   (.0267)    (0243)   (.0266)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     2.48%     2.21%     2.67%     2.43%     2.66%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets at end of year
        (millions).............  $   51.1  $   55.4  $   36.8  $   33.5  $   34.8
      Ratio of expenses to
        average net assets.....     1.00%     1.00%      .89%      .97%     1.01%
      Ratio of net investment
        income to average net
        assets.................     2.42%     2.17%     2.64%     2.39%     2.61%

--------------------------------------------------------------------------------

                                            FISCAL YEARS ENDED MAY 31,
                                      --------------------------------------
                                        2000      1999      1998    1997(D)
                                      --------  --------  --------  --------

      FLORIDA TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of year.....................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                      --------  --------  --------  --------
      Net investment income.........     .0272     .0237     .0269     .0228
      Dividends from net investment
        income......................    (.0272)   (.0237)   (.0269)   (.0228)
                                      --------  --------  --------  --------
      Net asset value at end of
        year........................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                      ========  ========  ========  ========
      Total Return..................     2.72%     2.37%     2.69%     2.42%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets at end of year
        (millions)..................  $   28.9  $   22.6  $   10.8  $    4.1
      Ratio of expenses to average
        net assets..................     1.00%     1.00%      .94%     1.04%(b)
      Ratio of net investment income
        to average net assets.......     2.68%     2.30%     2.62%     2.39%(b)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2000      1999      1998      1997      1996
                                 --------  --------  --------  --------  --------

      MASSACHUSETTS TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....     .0256     .0220     .0284     .0259     .0276
      Dividends from net
        investment income......    (.0256)   (.0220)   (.0284)   (.0259)   (.0276)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     2.56%     2.20%     2.84%     2.59%     2.76%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets at end of year
        (millions).............  $   16.1  $   19.9  $   25.4  $   13.0  $    9.0
      Ratio of expenses to
        average net assets.....     1.00%     1.00%      .75%      .83%(c)     .90%(c)
      Ratio of net investment
        income to average net
        assets.................     2.55%     2.17%     2.78%     2.54%(c)    2.66%(c)

--------------------------------------------------------------------------------

                                                FISCAL YEARS ENDED
                                                     MAY 31,
                                                ------------------
                                                  2000    1999(E)
                                                --------  --------

      MICHIGAN TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of
        period................................  $ 1.0000  $ 1.0000
                                                --------  --------
      Net investment income...................     .0263     .0118
      Dividends from net investment income....    (.0263)   (.0118)
                                                --------  --------
      Net asset value at end of period........  $ 1.0000  $ 1.0000
                                                ========  ========
      Total Return............................     2.63%     2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets at end of period
        (millions)............................  $    2.2  $    1.2
      Ratio of expenses to average net
        assets................................     1.00%     1.00%(b)(c)
      Ratio of net investment income to
        average net assets....................     2.60%     2.02%(b)(c)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2000      1999      1998      1997      1996
                                 --------  --------  --------  --------  --------

      NEW JERSEY TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....     .0249     .0223     .0254     .0236     .0263
      Dividends from net
        investment income......    (.0249)   (.0223)   (.0254)   (.0236)   (.0263)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     2.49%     2.23%     2.54%     2.36%     2.63%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets at end of year
        (millions).............  $   44.4  $   41.3  $   37.6  $   39.5  $   41.0
      Ratio of expenses to
        average net assets.....     1.05%     1.00%      .99%     1.06%     1.04%
      Ratio of net investment
        income to average net
        assets.................     2.46%     2.17%     2.50%     2.33%     2.59%

--------------------------------------------------------------------------------

                                            FISCAL YEARS ENDED MAY 31,
                                           ----------------------------
                                             2000      1999    1998(F)
                                           --------  --------  --------

      OHIO TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        year.............................  $ 1.0000  $ 1.0000  $ 1.0000
                                           --------  --------  --------
      Net investment income..............     .0256     .0236     .0048
      Dividends from net investment
        income...........................    (.0256)   (.0236)   (.0048)
                                           --------  --------  --------
      Net asset value at end of year.....  $ 1.0000  $ 1.0000  $ 1.0000
                                           ========  ========  ========
      Total Return.......................     2.56%     2.36%     2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets at end of year
        (millions).......................  $    8.9  $    1.2  $    2.5
      Ratio of expenses to average net
        assets...........................     1.00%     1.00%(c)    1.00%(b)
      Ratio of net investment income to
        average net assets...............     2.95%     2.16%(c)    2.86%(b)

                                            FISCAL YEARS ENDED MAY 31,
                                           ----------------------------
                                             2000      1999    1998(G)
                                           --------  --------  --------

      PENNSYLVANIA TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        year.............................  $ 1.0000  $ 1.0000  $ 1.0000
                                           --------  --------  --------
      Net investment income..............     .0276     .0234     .0189
      Dividends from net investment
        income...........................    (.0276)   (.0234)   (.0189)
                                           --------  --------  --------
      Net asset value at end of year.....  $ 1.0000  $ 1.0000  $ 1.0000
                                           ========  ========  ========
      Total Return.......................     2.76%     2.34%     2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets at end of year
        (millions).......................  $   21.1  $   16.9  $   13.2
      Ratio of expenses to average net
        assets...........................     1.00%     1.00%     1.00%(b)
      Ratio of net investment income to
        average net assets...............     2.73%     2.28%     2.62%(b)

--------------------------------------------------------------------------------

                                                          FISCAL YEAR
                                                             ENDED
                                                            MAY 31,
                                                             2000
                                                          -----------

      VIRGINIA TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............   $ 1.0000
                                                           --------
      Net investment income.............................      .0075
      Dividends from net investment income..............     (.0075)
                                                           --------
      Net asset value at end of year....................   $ 1.0000
                                                           ========
      Total Return......................................      3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets at end of year (millions)..............   $    2.1
      Ratio of expenses to average net assets...........      1.01%(b)(c)
      Ratio of net investment income to average net
        assets..........................................      3.19%(b)(c)

---------------

(a)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                                        NET
                                                FISCAL    EXPENSE    INVESTMENT
     FUND                                        YEAR      RATIO       INCOME
     ----                                      --------   --------   ----------
     U.S. Treasury Fund......................    2000       .86%        4.26%
                                                 1999       .77         3.99
                                                 1998       .77         4.46
                                                 1997       .77         4.33
                                                 1996       .79         4.53
     California II...........................    2000        96         2.31
     Massachusetts...........................    1997       .79         2.58
                                                 1996       .84         2.71
     Michigan................................    1999       .49         2.53
     Ohio....................................    1999       .83         2.32
     Virginia................................    2000       .97         3.23

(d)  From June 24, 1996 (Commencement of Operations) to May 31, 1997.
(e)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(f)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(g)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(h)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                            FEDERAL TAX INFORMATION

The dividends distributed by the Trusts are "exempt interest dividends" for federal tax purposes.